--------------------------------------------------------------------------------
                                     VISION

                                U.S. Government
                                Securities Fund

                 Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. government, its agencies or instrumentalities (Fund shares themselves are not guaranteed).

--------------------------------------------------------------------------------

                                     VISION

                               New York Municipal
                                  Income Fund

                      Seeks current income that is exempt

                        from federal, New York State and
                       New York City income taxes,* as is

                    consistent with preservation of capital.

--------------------------------------------------------------------------------

                                     VISION

                              Large Cap Value Fund
                     (formerly, VISION Equity Income Fund)

    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.

--------------------------------------------------------------------------------

                                     VISION

                               Mid Cap Stock Fund
                   Seeks total return by investing primarily

                 in a diversified portfolio of mid-cap stocks.

--------------------------------------------------------------------------------

                                     VISION

                               Money Market Fund
                    Seeks current income with liquidity and

                  stability of principal by investing in high-
                      quality money market instruments.**

--------------------------------------------------------------------------------

                                     VISION

                                 Treasury Money
                                  Market Fund

                    Seeks current income with liquidity and
               stability of principal by investing in short-term

             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest

                           by the U.S. government.**

--------------------------------------------------------------------------------

                                     VISION

                               New York Tax-Free
                               Money Market Fund

               Seeks a high level of current interest income that is exempt from federal, New York State and

                    New York City income taxes,* as well as
                    liquidity and stability of principal.**

--------------------------------------------------------------------------------

* Some income may be subject to the federal alternative minimum tax and state and local taxes.

** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For more complete information about any of the Vision Funds, contact (800) 836-
  2211 for a prospectus. Please read the prospectus carefully before investing.

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION equity and income funds for the first half of the funds' current fiscal year, which is the six-month period from May 1, 1999 through October 31, 1999. This report begins with a discussion by each fund's management about the economy, the market, and fund strategies over the reporting period. Next, you'll find a complete list of portfolio holdings and financial statements for each fund.

The following highlights summarize the performance of each VISION equity and income fund over the six-month reporting period.

VISION U.S. GOVERNMENT SECURITIES FUND

The fund's portfolio of U.S. government securities paid dividends totaling $0.29 per share. Due to a rising interest rate environment, which caused bond prices to decline, the fund's net asset value declined from $9.51 at the beginning of the period to $9.16 at the period's end. The income dividends and change in net asset value resulted in a relatively flat total return of (0.63%), or (5.12%) adjusted for the fund's sales charge.* At the end of the reporting period, the fund's assets totaled $58 million.

VISION NEW YORK MUNICIPAL INCOME FUND

The fund's portfolio of high-quality, New York municipal bonds paid tax-free dividends totaling $0.23 per share.** In an environment of rising interest rates that caused bond prices to decline, the fund's net asset value declined from $10.52 at the beginning of the period to $9.69 at the period's end. Through dividends and net asset value increase, the fund's total return was (5.78%), or (10.06%) adjusted for the fund's sales charge.* By the end of the reporting period, tax-sensitive New York residents had invested a total of $49.3 million in the fund.

VISION LARGE CAP VALUE FUND

This fund offers a relatively conservative way to navigate toward income and capital appreciation from stocks believed to be undervalued. In a volatile market environment that did not favor value stocks, the fund's net asset value declined from $12.24 to $11.52. This decline was slightly cushioned by the fund's focus on income-producing stocks, which resulted in dividends totaling $0.09 per share. The fund's total return was a negative (5.15%), or (10.35%) adjusted for the fund's sales charge for the six-month period.* Fund assets reached $39.1 million at the end of the reporting period.

 *Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Income may be subject to the federal alternative minimum tax and state and local taxes.

VISION MID CAP STOCK FUND

The fund's portfolio pursues its objective of total return by investing in high-quality mid-cap stocks selected through a systematic process that focuses on value, or "cheapness," and improving fundamental strength. During a volatile six-month period for stocks, particularly mid-cap value stocks, the fund's Class A Shares produced a negative total return of (5.70%) or (10.87%) adjusted for the fund's sales charge as the net asset value declined from $13.45 to $12.20.* The fund paid income distributions totaling $0.02 per share and capital gains distributions totaling $0.44 per share. At the end of the reporting period, the fund's net assets totaled $91.5 million.

Thank you for pursuing the opportunities of one or more key financial markets through the professional management and diversification of the VISION equity and income funds. While the six-month reporting period was volatile for stock and bond investors, I urge you to keep focused on the long-term, which is the true measure of performance. We look forward to keeping you up-to-date on your progress.

Sincerely,
Edward C. Gonzales
President
December 15, 1999

* Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

-------------------------------------------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

The last six months have been a difficult period for the tax-exempt bond market. Since our last report, yields on 10 year municipal notes have risen from 4.40% (82.0% of the Ten-year U.S. Treasury note) on April 30, 1999 to 5.24% (87.0% of the Ten-year U.S. Treasury note) on October 29, 1999. Municipals un-der-performed Treasury securities during this period.

U.S. economic growth in the 1999 calendar year has been robust. The year over year percentage change for the chain weighted real Gross Domestic Product ("GDP") for the quarter ending September 30, 1999 was a healthy 4.3%. GDP advanced at a 3.8% clip for the quarter ending June 30, 1999. The year over year percentage change in the consumer price index (CPI) for the year ended October 31, 1999 was 2.60%. This represents an increase of 30 basis points from the 2.30% level of April 30, 1999.

The Federal Reserve Board ("Fed") has responded to these economic conditions by raising the Fed funds target rate by 25 basis points on three separate dates in 1999. The first two moves occurred on June 30th and August 24th of 1999. The last increase came on November 16th, 1999, which raised the rate target to 5.50%.

What do we see in the immediate future? There is some early evidence that the three Fed rate increases have slowed the interest rate-sensitive housing sector. If the housing market ceases to be a positive force for the entire economy, overall demand should decelerate in the year 2000. Although commodity and certain U.S. equity asset prices have risen, finished goods prices and service prices have yet to rise at an alarming rate. We are cautiously optimistic that the combination of excess global capacity, productivity gains, and the defla-tionary pressures of the new information-based economy will help keep prices in check. Under this scenario, interest rates can fall in the calendar year 2000.

The fund posted a total return of (5.78%) for the 6 month period ended 10/31/99 ((10.06%) adjusted for the fund's sales charge).* The Lipper New York Municipal Debt Funds Index return for the same period was (-5.63%).**

The fund continues to emphasize high-quality, 20-year maturity securities. Twenty year municipals yield over 1.20% more than five year municipals. This step pitch of the municipal yield curve is quite dissimilar to the flat slope of the U.S. Treasury or corporate security yield curves. Municipals are very attractive compared to taxable bonds at this time. The duration+ of the fund has been extended to about a year longer than the Lehman Brothers New York Tax-Exempt Index for the period ended October 31, 1999.***

  * Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

*** The Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. The index is unmanaged and investments cannot be made in an index.

  + Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

INVESTMENT REVIEW

-------------------------------------------------------------------------------


VISION U.S. GOVERNMENT SECURITIES FUND

The last six months have been a difficult period for the taxable bond market. Since our last report, yields on the 10 year Treasury note have risen from 5.36% on April 30, 1999 to 6.02% on October 29, 1999.

U.S. economic growth in the 1999 calendar year has been robust. The year over year percentage change for the chain weighted real Gross Domestic Product ("GDP") for the quarter ending September 30, 1999 was a healthy 4.3%. GDP advanced at a 3.8% clip for the quarter ending June 30, 1999. The year over year percentage change in the consumer price index (CPI) for the year ended October 31, 1999 was 2.60%. This represents an increase of 30 basis points from the 2.30% level of April 30, 1999.

The Federal Reserve Board ("Fed") has responded to these economic conditions by raising the Fed funds target rate by 25 basis points on three separate dates in 1999. The first two moves occurred on June 30th and August 24th of 1999. The last increase came on November 16th, 1999, which raised the rate target to 5.50%.

What do we see in the immediate future? There is some early evidence that the three Fed rate increases have slowed the interest rate-sensitive housing sector. If the housing market ceases to be a positive force for the entire economy, overall demand should decelerate in the year 2000. Although commodity and certain U.S. equity asset prices have risen, finished goods prices and service prices have yet to rise at an alarming rate. We are cautiously optimistic that the combination of excess global capacity, productivity gains, and the defla-tionary pressures of the new information-based economy will help keep prices in check. Under this scenario, interest rates can fall in the calendar year 2000.

The fund posted a total return of (.63%) for the 6 month period ended 10/31/99. ( (5.12%) adjusted for the fund's sales charge).* This compares favorably with the Lipper U.S. General Government Fund Index return of (-1.11%) for the same period.**

The fund continues to emphasize government-guaranteed securities with yield advantages to U.S. Treasury securities.*** Within the mortgage-backed securities sector, we continue to favor very seasoned, low loan balance mortgages. These mortgages possess lower refinancing risks relative to newer production mortgages. The duration+ of the fund has been extended to a little over half a year longer than the Lehman Brothers Aggregate Bond Index for the period ended October 31, 1999.++

  * Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that in investor's shares, when redeemed, may be worth more or less than their original cost.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** Fund shares are not guaranteed by the U.S. government.

  + Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

 ++ The Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and the Yankee Bond Index. The index is unmanaged and investments cannot be made in an index.

SHAREHOLDER MEETING RESULTS

-------------------------------------------------------------------------------

A Special Meeting of shareholders of Vision Capital Appreciation Fund ("Capital Appreciation") and Vision Growth and Income Fund ("Growth and Income"), each a separate portfolio of Vision Group of Funds, Inc. ("Corporation"), was held on October 14, 1999. On August 25, 1999, the record date for shareholders voting at the meeting, there were 2,342,295 total outstanding shares for Capital Appreciation and 5,641,938 total outstanding shares for Growth and Income. The following items were considered by shareholders and the results of their voting were as follows:

                                                                   WITHHELD

                                            ABSTENTIONS            AUTHORITY
                                                AND                   TO

Agenda Item     FOR      AGAINST       BROKER NON-VOTES VOTE         VOTE

-------------------------------------------------------------------------------

1. Approval by shareholders of Growth and Income of the proposed Agreement and Plan of Reorganization between the Corporation, on behalf of Growth and Income, Capital Appreciation and Vision Mid Cap Stock Fund ("Mid Cap Stock"), whereby Mid Cap Stock would acquire all of the assets of Growth and Income in exchange for shares of the assets of Mid Cap Stock, to be distributed pro rata by Growth and Income to its shareholders in complete liquidation and termination of Growth and Income.

                3,612,407       72,519               60,070

2. Approval by shareholders of Capital Appreciation of the proposed Agreement and Plan of Reorganization between the Corporation, on behalf of Growth and Income, Capital Appreciation and Mid Cap Stock, whereby Mid Cap Stock would acquire all of the assets of Capital Appreciation in exchange for shares of the assets of Mid Cap Stock, to be distributed pro rata by Capital Appreciation to its shareholders in complete liquidation and termination of Capital Appreciation.

                1,688,364        5,307                8,419



VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   -----------
 ASSET-BACKED SECURITIES--0.5%

 --------------------------------------------------------------
 $   60,582 Provident Bank Home Equity Loan Trust 1996-1, Class
            A1, 7.600%, 10/25/2012                                $    60,548
            ---------------------------------------------------
     89,569 The Money Store Home Equity Trust 1992-C, Class A1,
            6.200%, 10/15/2017                                         88,512

            ---------------------------------------------------
    138,587 The Money Store Home Equity Trust 1994-C, Class A4,
            7.800%, 10/15/2021                                        139,428

            ---------------------------------------------------   -----------
            TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
            $290,504)                                                 288,488

            ---------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--9.6%

 --------------------------------------------------------------
    105,000 FHLMC, Series 1686-PJ, REMIC, 5.000%, 2/15/2024            90,546
            ---------------------------------------------------
  1,028,000 FHLMC, Series 20-H, REMIC, 5.500%, 10/25/2023             869,184
            ---------------------------------------------------
     12,750 FHLMC, Series 1598-E, REMIC, 5.600%, 11/15/2005            12,710
            ---------------------------------------------------
     19,615 FHLMC, Series 1697-PG, REMIC, 5.800%, 4/15/2006            19,556
            ---------------------------------------------------
    105,000 FHLMC, Series 1637-GA, REMIC, 5.800%, 6/15/2023            99,156
            ---------------------------------------------------
     10,956 FHLMC, Series 136-E, REMIC, 6.000%, 4/15/2021              10,442
            ---------------------------------------------------
    264,000 FHLMC, Series 1534-H, REMIC, 6.000%, 1/15/2023            238,772
            ---------------------------------------------------
    983,000 FHLMC, Series 23-PK, REMIC, 6.000%, 11/25/2023            864,991
            ---------------------------------------------------
    279,000 FHLMC, Series 1577-PK, REMIC, 6.500%, 9/15/2023           256,047
            ---------------------------------------------------
    176,000 FHLMC, Series 1644-K, REMIC, 6.750%, 12/15/2023           165,326
            ---------------------------------------------------
     58,000 FHLMC, Series 33-H, REMIC, 7.500%, 6/25/2023               58,347
            ---------------------------------------------------
     50,344 FNMA, Series 1994-22-A, REMIC, 5.000%, 3/25/2022           49,639
            ---------------------------------------------------
     42,000 FNMA, Series 1993-38-L, REMIC, 5.000%, 8/25/2022           36,139
            ---------------------------------------------------
    152,000 FNMA, Series 1994-3-PL, REMIC, 5.500%, 1/25/2024          129,364
            ---------------------------------------------------
    874,000 FNMA, Series 1992-136-PJ, REMIC, 6.000%, 5/25/2021        825,449

            ---------------------------------------------------
    111,000 FNMA, Series 1993-198-K, REMIC, 6.000%, 12/25/2022        102,310

            ---------------------------------------------------
     26,000 FNMA, Series 1993-160-PK, REMIC, 6.500%, 11/25/2022        24,954

            ---------------------------------------------------
    175,000 FNMA, Series 1993-223-C, REMIC, 6.500%, 5/25/2023         167,555

            ---------------------------------------------------
    415,000 FNMA, Series 1993-113-PK, REMIC, 6.500%, 7/25/2023        378,717

            ---------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                              VALUE

 ---------- -----------------------------------------------------   -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED

 ----------------------------------------------------------------
 $  554,000 FNMA, Series 1993-127-H, REMIC, 6.500%, 7/25/2023       $   510,926
            -----------------------------------------------------
    155,000 FNMA, Series 1993-202-J, REMIC, 6.500%, 11/25/2023          144,741
            -----------------------------------------------------
    181,000 FNMA, Series 1994-55-H, REMIC, 7.000%, 3/25/2024            176,558
            -----------------------------------------------------
     47,358 FNMA, Series G93-1-HA, REMIC, 7.500%, 2/25/2021              47,730
            -----------------------------------------------------
    304,000 GNMA, 6.500%, 10/25/2018                                    281,589
            -----------------------------------------------------   -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED
            COST $5,532,979)                                          5,560,748

            -----------------------------------------------------   -----------
 CORPORATE BONDS--16.8%

 ----------------------------------------------------------------
    500,000 Bay State Gas Co., 9.200%, 6/6/2011                         567,845
            -----------------------------------------------------
    180,000 BellSouth Telecommunications, Inc., 5.850%,

            11/15/2045                                                  179,757

            -----------------------------------------------------
  1,000,000 Boeing Co., 6.625%, 2/15/2038                               877,570
            -----------------------------------------------------
    250,000 Cargill, Inc., 6.875%, 5/1/2028                             225,385
            -----------------------------------------------------
    100,000 Countrywide Mortgage Investments, 6.510%, 2/11/2005          96,038
            -----------------------------------------------------
    450,000 Countrywide Mortgage Investments, 7.200%, 10/30/2006        445,365

            -----------------------------------------------------
    800,000 Delmarva Power and Light Co., 8.500%, 2/1/2022              839,776
            -----------------------------------------------------
    250,000 First Union National Bank, Charlotte, N.C., 6.180%,
            2/15/2036                                                   237,117

            -----------------------------------------------------
    160,000 Ford Motor Credit Corp., 6.375%, 12/15/2005                 154,475
            -----------------------------------------------------
     59,000 Fortune Brands, Inc., 8.625%, 11/15/2021                     65,163
            -----------------------------------------------------
    150,000 GTE North, Inc., 8.500%, 12/15/2031                         156,849
            -----------------------------------------------------
    100,000 General Electric Capital Corp., 8.300%, 9/20/2009           108,546
            -----------------------------------------------------
     50,000 Loews Corp., 8.875%, 4/15/2011                               55,054
            -----------------------------------------------------
    150,000 Monsanto Co., 6.110%, 2/3/2005                              143,971
            -----------------------------------------------------
  1,549,991 NYNEX Corp., 9.550%, 5/1/2010                             1,701,378
            -----------------------------------------------------
    500,000 New Plan Realty Trust, 6.800%, 5/15/2002                    493,295
            -----------------------------------------------------
    800,000 Ohio National Life Insurance Co., 8.500%, 5/15/2026         831,360

            -----------------------------------------------------
    150,000 PG&E Gas Transmission Northwest, 7.800%, 6/1/2025           135,763
            -----------------------------------------------------
    307,000 Philip Morris Cos., Inc., 8.375%, 1/15/2017                 314,208
            -----------------------------------------------------
  1,000,000 Potomac Edison Co., 8.000%, 6/1/2006                      1,026,360
            -----------------------------------------------------
     60,000 Potomac Electric Power Co., 8.500%, 5/15/2027                61,377
            -----------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED

 ---------------------------------------------------------------
 $  125,000 Public Service Co. Colo, 8.750%, 3/1/2022              $   127,562
            ----------------------------------------------------
    125,000 Rochester Gas & Electric Corp., 9.375%, 4/1/2021           133,519
            ----------------------------------------------------
    415,000 Virginia Electric Power Co., 8.750%, 4/1/2021              418,366
            ----------------------------------------------------
    370,000 Weingarten Realty Investors, 6.650%, 7/12/2027             357,013
            ----------------------------------------------------   -----------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $10,224,051)      9,753,112

            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--31.0%

 ---------------------------------------------------------------
     50,000 FHLB, 7.140%, 6/6/2001                                      50,770
            ----------------------------------------------------
    175,000 FHLMC, 6.943%, 3/21/2007                                   177,807
            ----------------------------------------------------
     20,138 FHLMC, 8.200%, 9/15/2007                                    19,891
            ----------------------------------------------------
    202,516 FHLMC, 9.875%, 3/15/2009                                   207,608
            ----------------------------------------------------
    216,582 FHLMC, 10.250%, 3/15/2009                                  219,663
            ----------------------------------------------------
     53,000 FNMA, 5.125%, 2/13/2004                                     50,425
            ----------------------------------------------------
    910,000 HUD, 6.930%, 8/1/2013                                      886,794
            ----------------------------------------------------
    500,000 HUD, 7.140%, 8/1/2007                                      502,890
            ----------------------------------------------------
  1,200,000 HUD, 7.660%, 8/1/2015                                    1,202,388
            ----------------------------------------------------
  1,944,000 Israel AID, 6.800%, 2/15/2012                            1,972,091
            ----------------------------------------------------
  3,500,000 Overseas Private Investment Corp., 6.600%, 5/21/2016     3,348,975

            ----------------------------------------------------
    500,000 Private Export Funding Corp., 6.490%, 7/15/2007            490,300
            ----------------------------------------------------
     75,000 Private Export Funding Corp., 7.950%, 11/1/2006             78,349
            ----------------------------------------------------
    908,380 Small Business Administration, 5.600%, 9/1/2008            869,774
            ----------------------------------------------------
  1,776,208 Small Business Administration, 6.700%, 12/1/2016         1,735,142

            ----------------------------------------------------
  4,406,337 Small Business Administration, 6.950%, 11/1/2016         4,352,624

            ----------------------------------------------------
     84,188 Small Business Administration, 8.850%, 8/1/2011             87,819
            ----------------------------------------------------
    534,119 Small Business Administration, 9.250%, 2/1/2008            558,822
            ----------------------------------------------------
  1,086,327 Small Business Administration, 9.650%, 5/1/2010          1,147,433
            ----------------------------------------------------
     50,000 Tennessee Valley Authority, 6.000%, 11/1/2000               50,021
            ----------------------------------------------------   -----------
            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

            $18,678,009)                                            18,009,586
            ----------------------------------------------------   -----------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                 VALUE

 ---------- ------------------------   -----------
 MORTGAGE BACKED SECURITIES--17.7%

 -----------------------------------
 $  216,927 FHLMC, 7.000%, 11/1/2007   $   213,402
            ------------------------
    178,583 FHLMC, 7.000%, 7/1/2008        175,681

            ------------------------
    384,471 FHLMC, 7.000%, 8/1/2008        378,224

            ------------------------
    137,457 FHLMC, 7.000%, 11/1/2010       137,542

            ------------------------
     92,598 FHLMC, 7.000%, 11/1/2017        91,556

            ------------------------
     17,365 FHLMC, 7.250%, 1/1/2005         17,289

            ------------------------
     63,254 FHLMC, 7.250%, 11/1/2009        62,898

            ------------------------
     36,379 FHLMC, 7.500%, 7/1/2007         36,448

            ------------------------
    224,615 FHLMC, 7.500%, 3/1/2008        225,037

            ------------------------
    102,441 FHLMC, 7.500%, 6/1/2008        102,729

            ------------------------
     35,468 FHLMC, 7.500%, 11/1/2009        35,534

            ------------------------
    104,035 FHLMC, 7.500%, 12/1/2010       104,230

            ------------------------
     30,585 FHLMC, 7.500%, 3/1/2017         30,910

            ------------------------
     43,012 FHLMC, 8.000%, 5/1/2002         43,806

            ------------------------
     13,241 FHLMC, 8.000%, 5/1/2006         13,336

            ------------------------
      9,095 FHLMC, 8.000%, 3/1/2007          9,217
            ------------------------
     51,122 FHLMC, 8.000%, 9/1/2007         51,888

            ------------------------
    380,379 FHLMC, 8.000%, 11/1/2008       387,271

            ------------------------
     35,339 FHLMC, 8.000%, 1/1/2010         35,704

            ------------------------
     65,635 FHLMC, 8.000%, 12/1/2010        66,825

            ------------------------
     36,993 FHLMC, 8.250%, 12/1/2007        37,762

            ------------------------
     72,805 FHLMC, 8.250%, 5/1/2008         73,704

            ------------------------
     48,081 FHLMC, 8.250%, 5/1/2009         49,313

            ------------------------
     74,352 FHLMC, 8.250%, 8/1/2009         76,257

            ------------------------
     24,892 FHLMC, 8.500%, 6/1/2002         25,390

            ------------------------
    220,847 FHLMC, 8.500%, 7/1/2004        225,952

            ------------------------
     17,025 FHLMC, 8.500%, 4/1/2006         17,724

            ------------------------
     77,731 FHLMC, 8.500%, 9/1/2009         79,722

            ------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                 VALUE

 ---------- ------------------------   -----------
 MORTGAGE BACKED SECURITIES--

 CONTINUED

 -----------------------------------
 $   15,646 FHLMC, 8.750%, 8/1/2008    $    15,812
            ------------------------
     13,479 FHLMC, 9.000%, 3/1/2002         13,725

            ------------------------
      6,592 FHLMC, 9.000%, 9/1/2019          6,917
            ------------------------
     81,267 FHLMC, 9.250%, 6/1/2002         83,155

            ------------------------
     22,965 FHLMC, 10.500%, 3/1/2001        23,238

            ------------------------
    493,688 FNMA, 6.000%, 5/1/2009         478,877

            ------------------------
     40,964 FNMA, 6.000%, 1/1/2014          38,557
            ------------------------
     85,162 FNMA, 6.500%, 4/1/2004          83,539
            ------------------------
  2,303,964 FNMA, 6.590%, 11/1/2007      2,239,029

            ------------------------
     17,619 FNMA, 6.750%, 12/1/2006         17,480

            ------------------------
     68,574 FNMA, 7.500%, 11/1/2009         68,724

            ------------------------
     65,361 FNMA, 8.000%, 4/1/2002          66,367
            ------------------------
    165,970 FNMA, 8.000%, 1/1/2006         166,643

            ------------------------
    248,437 FNMA, 8.000%, 6/1/2008         252,164

            ------------------------
    158,353 FNMA, 8.000%, 1/1/2010         161,372

            ------------------------
     94,080 FNMA, 8.250%, 7/1/2009          96,565
            ------------------------
     63,246 FNMA, 8.500%, 10/1/2002         64,947

            ------------------------
     46,326 FNMA, 8.500%, 3/1/2012          48,035
            ------------------------
     57,699 FNMA, 8.750%, 5/1/2010          60,124
            ------------------------
     19,564 FNMA, 9.000%, 12/1/2002         20,132

            ------------------------
     60,802 FNMA, 9.000%, 10/1/2006         62,228

            ------------------------
     72,949 FNMA, 9.750%, 9/1/2017          78,512
            ------------------------
     70,275 GNMA, 6.500%, 9/15/2002         69,011

            ------------------------
     18,924 GNMA, 7.250%, 2/15/2005         18,779

            ------------------------
     55,486 GNMA, 7.250%, 3/15/2005         55,061

            ------------------------
     35,098 GNMA, 7.250%, 3/15/2005         34,829

            ------------------------
     12,959 GNMA, 7.250%, 7/15/2005         12,855

            ------------------------
      7,999 GNMA, 7.250%, 10/15/2005         7,935

            ------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--CONTINUED

 ---------------------------------------------------------------
 $   29,187 GNMA, 7.250%, 11/15/2005                               $    28,954
            ----------------------------------------------------
     47,514 GNMA, 7.500%, 12/15/2005                                    47,588
            ----------------------------------------------------
     44,375 GNMA, 7.500%, 6/20/2007                                     44,972
            ----------------------------------------------------
     34,167 GNMA, 8.000%, 6/15/2006                                     34,754
            ----------------------------------------------------
     22,902 GNMA, 8.000%, 8/15/2006                                     23,224
            ----------------------------------------------------
     45,370 GNMA, 8.000%, 9/15/2006                                     46,221
            ----------------------------------------------------
    200,685 GNMA, 8.000%, 11/15/2006                                   204,448
            ----------------------------------------------------
    629,421 GNMA, 8.000%, 9/15/2007                                    645,157
            ----------------------------------------------------
    164,848 GNMA, 8.000%, 10/15/2007                                   170,308
            ----------------------------------------------------
     91,437 GNMA, 8.000%, 12/15/2009                                    93,704
            ----------------------------------------------------
    142,016 GNMA, 8.000%, 2/15/2010                                    146,425
            ----------------------------------------------------
    115,588 GNMA, 8.000%, 12/15/2016                                   119,417
            ----------------------------------------------------
     29,291 GNMA, 8.000%, 7/15/2024                                     29,950
            ----------------------------------------------------
     84,144 GNMA, 8.250%, 6/15/2008                                     86,734
            ----------------------------------------------------
     43,968 GNMA, 8.375%, 4/15/2010                                     45,461
            ----------------------------------------------------
    469,643 GNMA, 8.500%, 9/15/2008                                    486,813
            ----------------------------------------------------
    159,529 GNMA, 8.500%, 10/20/2009                                   165,212
            ----------------------------------------------------
     31,178 GNMA, 8.750%, 2/15/2002                                     31,819
            ----------------------------------------------------
     56,674 GNMA, 9.000%, 4/15/2001                                     57,528
            ----------------------------------------------------
     10,049 GNMA, 9.000%, 4/15/2001                                     10,200
            ----------------------------------------------------
      8,589 GNMA, 9.000%, 5/15/2001                                      8,718
            ----------------------------------------------------
    405,789 GNMA, 9.000%, 4/20/2023                                    426,842
            ----------------------------------------------------
    175,849 GNMA, 9.000%, 10/20/2024                                   184,972
            ----------------------------------------------------   -----------
            TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
            $10,344,046)                                            10,289,384

            ----------------------------------------------------   -----------
 MUNICIPALS--9.5%

 ---------------------------------------------------------------
    225,000 Chicago, IL Public Building Commission, 7.000%,
            1/1/2007                                                   227,491
            ----------------------------------------------------
    250,000 Connecticut Development Authority, 8.550%, 8/15/2008       265,223

            ----------------------------------------------------
    265,000 Connecticut Municipal Electric Energy Cooperative,
            5.700%, 1/1/2004                                           255,555

            ----------------------------------------------------

VISION U.S. GOVERNMENT SECURITIES FUND

-------------------------------------------------------------------------------

 PRINCIPAL

 AMOUNT OR

   SHARES                                                             VALUE

 ---------- ----------------------------------------------------   -----------
 MUNICIPALS--CONTINUED

------------------------------------------------------------------------------
 $   55,000 Connecticut State HEFA, 7.070%, 11/1/2001              $    55,267
            ----------------------------------------------------
    100,000 Greater Orlando (FL) Aviation Authority, 8.250%,
            10/1/2004                                                  106,014
            ----------------------------------------------------
    250,000 HUD 92A Detroit, 7.120%, 8/1/2001                          253,885
            ----------------------------------------------------
    270,000 HUD 94A Atlanta, 6.760%, 8/1/2006                          268,377
            ----------------------------------------------------
    360,000 HUD 94A Atlanta, 6.930%, 8/1/2009                          357,685
            ----------------------------------------------------
    200,000 Miami, FL, 8.650%, 7/1/2019                                233,504
            ----------------------------------------------------
  3,100,000 Minneapolis/St. Paul, MN Airport Commission, 8.950%, 1/1/2022
            3,288,821

            ----------------------------------------------------
    100,000 New York City, NY, 10.500%, 11/15/2012                     109,594
            ----------------------------------------------------
     80,000 New York City, NY, 9.900%, 2/1/2015                         86,991
            ----------------------------------------------------   -----------
            TOTAL MUNICIPALS (IDENTIFIED COST $5,773,245)            5,508,407
            ----------------------------------------------------   -----------
 U.S. TREASURY BONDS--13.1%

------------------------------------------------------------------------------
  2,000,000 6.125%, 11/15/2027                                       1,933,800
            ----------------------------------------------------
  1,000,000 8.750%, 5/15/2020                                        1,253,140
            ----------------------------------------------------
  3,500,000 8.750%, 8/15/2020                                        4,386,655
            ----------------------------------------------------   -----------
            TOTAL U.S. TREASURY (IDENTIFIED COST $8,101,172)         7,573,595

            ----------------------------------------------------   -----------
 MUTUAL FUND SHARES--0.2%

------------------------------------------------------------------------------
     96,557 SSGA US Government Money Market Fund, 4.890% (AT NET
            ASSET VALUE)                                                96,557
            ----------------------------------------------------   -----------
            TOTAL INVESTMENTS (IDENTIFIED COST $59,040,563)(1)     $57,079,877

            ----------------------------------------------------   -----------

(1) The cost of investments for federal tax purposes amounts to $59,040,563. The net unrealized depreciation of investments on a federal tax basis amounts to $1,960,686 which is comprised of $162,851 appreciation and $2,123,537 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($57,989,063) at October 31, 1999.

The following acronyms are used throughout this portfolio:

HEFA--Health and Education Facilities Authority
REMIC--Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--98.6%

 --------------------------------------------------------
            NEW YORK--92.2%

            ---------------------------------------------
 $   45,000 34th Street Partnership, Inc., NY, 5.50%
            (Original Issue Yield: 5.613%), 1/1/2023         NR/A1  $    41,696
            ---------------------------------------------
    200,000 Albany, NY, Housing Authority, Revenue Bond,

            5.20% (KeyBank, N.A. LOC), 12/1/2013            NR/Aa3      187,446
            ---------------------------------------------
    150,000 Albany, NY, Housing Authority, Revenue Bonds,

            5.40% (KeyBank, N.A. LOC), 12/1/2018            NR/Aa3      138,085
            ---------------------------------------------
    200,000 Albany, NY, Housing Authority, Revenue Bonds,

            5.50% (KeyBank, N.A. LOC), 12/1/2028            NR/Aa3      179,748
            ---------------------------------------------
     25,000 Alden Central School District, NY, GO UT, 6.25% (AMBAC
            INS)/(Original Issue Yield:

            6.40%), 6/15/2009                               AAA/Aaa      27,293

            ---------------------------------------------
    525,000 Allegany County, NY, IDA, Revenue Bonds,
            6.625% (Atlantic Richfield Co.)/(Original

            Issue Yield: 6.625%), 9/1/2016/(AMT)             A/A2       547,144

            ---------------------------------------------
     25,000 Amherst, NY, GO UT, 6.20% (FGIC

            INS)/(Original Issue Yield: 6.00%), 4/1/2002    AAA/Aaa      26,032

            ---------------------------------------------
    500,000 Appleridge Retirement Community, NY, Revenue
            Bonds, 5.60% (GNMA Collateralized Home
            Mortgage Program)/(GNMA Collateralized Home

            Mortgage Program LOC), 9/1/2021                 NR/Aaa      474,330

            ---------------------------------------------
     10,000 Batavia, NY, GO UT Bonds, 6.55% (MBIA

            INS)/(Original Issue Yield: 6.60%), 5/1/2005    AAA/Aaa      10,866

            ---------------------------------------------
     25,000 Beacon, NY, City School District, GO UT,
            5.10% (Original Issue Yield: 5.25%),

            7/15/2006                                       AAA/Aaa      25,331

            ---------------------------------------------
    100,000 Brighton, NY, Central School District, GO UT,

            5.40% (Original Issue Yield: 5.55%), 6/1/2011   AAA/Aaa     100,301
            ---------------------------------------------
     10,000 Brighton, NY, 8.00% (MBIA INS), 10/15/2002      AAA/Aaa      10,974
            ---------------------------------------------
     50,000 Brockport, NY Central School District, GO UT,
            5.40% (Original Issue Yield: 5.55%),

            6/15/2011                                       AAA/Aaa      50,121

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------

            NEW YORK--CONTINUED

            ---------------------------------------------
 $   50,000 Broome County, NY, Certificate of
            Participation, 5.25% (MBIA INS)/(Original

            Issue Yield: 5.578%), 4/1/2022                          $    45,265
            ---------------------------------------------
     70,000 Buffalo & Fort Erie, NY, Public Bridge
            Authority, 6.00% (MBIA INS)/(Original Issue

            Yield: 5.05%), 1/1/2004                         AAA/Aaa      73,501

            ---------------------------------------------
     25,000 Byron Bergen, NY, Central School District, GO

            UT School Improvement Bonds, 6.00%, 6/15/2003    NR/A3       26,185

            ---------------------------------------------
     25,000 Camden, NY, Central School District, GO UT School Improvement Bonds,
            7.10% (AMBAC INS

            LOC), 6/15/2006                                 AAA/Aaa      28,065

            ---------------------------------------------
     30,000 Canandaigua, NY, City School District, GO UT,

            7.15% (United States Treasury PRF), 6/1/2000    AAA/Aaa      31,161
            ---------------------------------------------
     10,000 Canandaigua, NY, GO UT, 8.80% (Original Issue

            Yield: 9.30%), 3/1/2005                          NR/A2       11,739

            ---------------------------------------------
     30,000 Carmel, NY, 6.30%, 11/15/2011                    NR/A1       32,634
            ---------------------------------------------
     25,000 Chautauqua County, NY, 7.30% (FGIC INS),

            4/1/2006                                        AAA/Aaa      28,245

            ---------------------------------------------
     50,000 Chautauqua County, NY, GO UT, 6.40% (FGIC

            INS)/(Original Issue Yield: 6.30%), 9/15/2004   AAA/Aaa      53,751

            ---------------------------------------------
    100,000 Cheektowaga, NY, Central School District, GO UT, 5.875% (FGIC
            INS)/(Original Issue Yield:

            5.95%), 6/1/2014                                NR/Aaa      101,543

            ---------------------------------------------
     25,000 Cheektowaga, NY, GO UT, 5.65%, 8/15/2005         NR/A1       26,063
            ---------------------------------------------
     50,000 Cheektowaga, NY, GO UT, 6.55%, 10/15/2008        NR/A1       55,142
            ---------------------------------------------
     50,000 Cheektowaga-Maryvale, NY, Union Free School

            District, GO UT, 6.625% (FGIC INS), 6/15/2008   AAA/Aaa      55,950
            ---------------------------------------------
     50,000 Chemung County, NY, GO UT, 6.80% (AMBAC

            INS)/(Original Issue Yield: 6.80%), 7/15/2006   AAA/Aaa      55,406

            ---------------------------------------------
     50,000 Chemung County, NY, GO UT, 6.80% (AMBAC INS

            LOC)/(Original Issue Yield: 6.85%), 7/15/2009   AAA/Aaa      56,038

            ---------------------------------------------
     25,000 Chenango County, NY, 6.40%, 12/15/2008           NR/A2       27,280
            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   30,000 Cherry Valley Springfield, NY, Central School
            District, School Improvement Bonds, 7.80%,

            5/1/2011                                        AAA/Aaa $    36,301
            ---------------------------------------------
    100,000 Chittenango, NY, Central School District, GO

            UT, 7.00% (MBIA INS), 6/15/2009                 AAA/Aaa     113,856
            ---------------------------------------------
     25,000 Churchville Chili, NY, Central School
            District, GO UT, 5.50% (FGIC INS)/(Original

            Issue Yield: 5.50%), 6/15/2009                  AAA/Aaa      25,935

            ---------------------------------------------
     25,000 Clarence, NY, Central School District, GO UT, 5.30% (FGIC
            INS)/(Original Issue Yield:

            4.90%), 6/1/2006                                NR/Aaa       25,606

            ---------------------------------------------
     25,000 Clinton, NY, Central School District, School

            Improvements, GO UT, 7.30%, 6/15/2008           NR/Aaa       29,005

            ---------------------------------------------
     25,000 Dutchess County, NY, GO UT, 8.50%, 7/15/2007    NR/Aa1       30,548
            ---------------------------------------------
     25,000 East Aurora, NY, Union Free School District, GO UT, 5.20% (FGIC
            INS)/(Original Issue

            Yield: 4.80%), 6/15/2006                        NR/Aaa       25,610

            ---------------------------------------------
     25,000 East Bloomfield, NY, Central School District,

            7.125% (MBIA INS), 6/15/2004                    AAA/Aaa      27,561
            ---------------------------------------------
     25,000 East Irondequoit, NY, Central School

            District, GO UT, 6.90%, 12/1/2002                NR/A2       26,729

            ---------------------------------------------
     25,000 East Rochester, NY, Union Free School

            District, GO UT, 6.30% (AMBAC INS), 6/15/2003   AAA/Aaa      26,466
            ---------------------------------------------
     50,000 Endwell, NY, GO UT Fire District Bonds, 7.00%

            (Original Issue Yield: 7.35%), 3/1/2014          NR/A3       55,886

            ---------------------------------------------
     50,000 Erie County, NY, Water Authority, Series A, 6.00% (AMBAC
            INS)/(Original Issue Yield:

            7.25%), 12/1/2008                               AAA/Aaa      52,652

            ---------------------------------------------
     25,000 Erie County, NY, GO UT General Improvement
            Bonds, 9.60% (MBIA INS)/(Original Issue

            Yield: 9.55%), 10/15/2000                       AAA/Aaa      26,322

            ---------------------------------------------
     50,000 Erie County, NY, GO UT, 10.00% (MBIA INS),

            10/15/2002                                      AAA/Aaa      57,502

            ---------------------------------------------
  1,030,000 Essex County, NY, IDA, Solid Waste Disposal
            Revenue Bonds (Series A), 5.80%

            (International Paper Co.), 12/1/2019/(AMT)      BBB+/A3     948,074

            ---------------------------------------------
     55,000 Evans & Brant, NY, Central School District, GO UT, 6.85% (MBIA
            INS)/(Original Issue

            Yield: 6.90%), 6/15/2009                        AAA/Aaa      62,583

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   25,000 Fairport, NY, Central School District, GO UT,

            5.00% (MBIA INS), 6/15/2003                     AAA/Aaa $    25,450
            ---------------------------------------------
     20,000 Frontier Central School District, NY, Hamburg
            Township, GO UT, 9.50% (MBIA INS)/(Original

            Issue Yield: 9.50%), 6/1/2002                   AAA/Aaa      22,414

            ---------------------------------------------
     70,000 General Brown Central School District, NY, Brownville & Dexter, GO
            UT, 5.70% (MBIA

            INS)/(Original Issue Yield: 5.80%), 6/15/2014   AAA/Aaa      70,682

            ---------------------------------------------
     25,000 Genesee County, NY, GO UT, 5.30% (FGIC INS)/

            (Original Issue Yield: 5.20%), 8/15/2009        NR/Aaa       25,464

            ---------------------------------------------
     30,000 Genesee County, NY, GO UT, 8.60% (MBIA INS)/

            (Original Issue Yield: 9.25%), 4/1/2003         AAA/Aaa      33,735

            ---------------------------------------------
     25,000 Greece, NY, Central School District, GO UT, 6.00% (FGIC
            INS)/(Original Issue Yield:

            5.55%), 6/15/2004                               AAA/Aaa      26,394

            ---------------------------------------------
     25,000 Greece, NY, Central School District, GO UT,

            7.00%, 6/15/2010                                 NR/A1       28,374

            ---------------------------------------------
     30,000 Greece, NY, GO UT, 6.25% (AMBAC INS),

            12/1/2007                                       AAA/Aaa      32,520

            ---------------------------------------------
     50,000 Guilderland, NY, GO UT, 6.40% (FGIC

            INS)/(Original Issue Yield: 6.65%), 9/15/2015   AAA/Aaa      54,654

            ---------------------------------------------
     25,000 Hamburg Town, NY, GO UT, 6.30% (MBIA
            INS)/(Original Issue Yield: 6.45%),

            11/15/2010                                      AAA/Aaa      27,367

            ---------------------------------------------
     50,000 Hanover Town, NY, GO UT, 9.80% (MBIA INS),

            9/1/2004                                        AAA/Aaa      61,035

            ---------------------------------------------
     30,000 Harrison, NY, Central School District, GO UT

            Refunding Bonds, 6.70%, 10/1/2007                NR/A1       33,373

            ---------------------------------------------
     25,000 Hilton Central School District, NY, GO UT,

            6.85%, 6/15/2001                                 NR/A2       25,994

            ---------------------------------------------
    125,000 Holiday Square Housing Development Corp., NY,
            Section 8 Assisted Project, 5.80% (Holiday
            Square Management Co.)/(Federal National
            Mortgage Association COL)/(Original Issue

            Yield: 5.943%), 1/15/2024                       NR/Aaa      121,041

            ---------------------------------------------
     20,000 Holland, NY, Central School District, GO UT, 6.00% (FGIC
            INS)/(Original Issue Yield:

            5.50%), 6/15/2003                               AAA/Aaa      20,989

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $  100,000 Housing NY, Corp., Revenue Bonds, 5.00%
            (Original Issue Yield: 5.65%), 11/1/2018         AA/A1  $    88,029
            ---------------------------------------------
     25,000 Housing NY, Corp., Revenue Refunding Bonds,
            5.00% (Original Issue Yield: 5.60%),

            11/1/2013*                                       AA/A1       23,460

            ---------------------------------------------
     15,000 Irondequoit, NY, 6.80% (Original Issue Yield:

            7.20%), 3/1/2011                                 NR/A2       16,838

            ---------------------------------------------
     50,000 Ithaca, NY, 6.80%, 5/15/2003                     NR/Aa       53,712
            ---------------------------------------------
     25,000 Ithaca, NY, GO UT, 6.40% (Original Issue

            Yield: 6.80%), 4/1/2009                         NR/Aa3       27,246

            ---------------------------------------------
     50,000 Ithaca, NY, GO UT, 6.625% (Original Issue

            Yield: 6.70%), 7/15/2005                         NR/Aa       54,650

            ---------------------------------------------
  1,180,000 Jamestown, NY, Housing Authority, Mortgage
            Revenue Bonds, 6.125% (Bradmar Village

            Project)/(HUD Section 8 LOC), 7/1/2010           A-/NR    1,191,198
            ---------------------------------------------
     30,000 Jamesville-Dewitt, NY, Central School
            District, School Improvements, 5.75% (AMBAC

            INS LOC), 6/15/2009                             AAA/Aaa      31,386

            ---------------------------------------------
     20,000 Kenmore, NY, GO UT, 6.35% (MBIA INS),

            10/15/2009                                      AAA/Aaa      22,089

            ---------------------------------------------
     25,000 La Grange, NY, GO UT Public Improvement
            Bonds, 7.70% (AMBAC INS)/(Original Issue

            Yield: 7.75%), 4/15/2006                        AAA/Aaa      28,712

            ---------------------------------------------
     50,000 Lakewood, NY, GO UT Public Improvement Bonds,

            5.50% (Original Issue Yield: 5.70%), 4/1/2012   NR/Baa1      49,444
            ---------------------------------------------
     25,000 Lancaster Town, NY, GO UT Bonds, 5.30% (FSA

            INS), 6/1/2005                                  AAA/Aaa      25,760

            ---------------------------------------------
     25,000 Lansing, NY, GO UT, 6.90% (Original Issue

            Yield: 7.10%), 3/15/2009                         NR/A3       27,900

            ---------------------------------------------
     25,000 Le Roy, NY, GO UT, Public Improvements, 7.50%
            (AMBAC INS)/(Original Issue Yield: 7.70%),

            8/15/2006                                       AAA/Aaa      28,599

            ---------------------------------------------
     25,000 Lewiston Town, NY, GO UT Refunding Bonds, 5.50% (FSA INS)/(Original
            Issue Yield:

            5.55%), 5/1/2014                                AAA/Aaa      25,149

            ---------------------------------------------
     25,000 Liverpool Central School District, NY, 7.20%
            (MBIA INS)/(Original Issue Yield: 7.30%),

            10/1/2007                                       AAA/Aaa      28,450

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*     VALUE

 ---------- -------------------------------------------   --------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 ------------------------------------------------------
            NEW YORK--CONTINUED

            -------------------------------------------
 $   25,000 Lockport Town, NY, GO UT, 5.45% (FGIC
            INS)/(Original Issue Yield: 5.05%),

            9/15/2006                                      NR/Aaa   $    25,993
            -------------------------------------------
  1,500,000 Metropolitan Transportation Authority, NY,
            (Series A) Revenue Bond, 5.25% (FSA LOC),

            4/1/2023                                       AAA/Aaa    1,353,285

            -------------------------------------------
     25,000 Monroe County, NY, IDA, Revenue Bonds,
            5.80% (Nazareth College)/(MBIA
            INS)/(Original Issue Yield: 5.799%),

            6/1/2010                                       AAA/Aaa       25,685

            -------------------------------------------
     50,000 Monroe County, NY, GO UT (Series A), 8.50%

            (Original Issue Yield: 8.75%), 5/1/2000        NR/Aa2        51,156

            -------------------------------------------
    610,000 Monroe County, NY, GO UT Public Improvement
            Bonds, 6.00% (Original Issue Yield: 5.34%),

            3/1/2016                                       AA/Aa2       630,221

            -------------------------------------------
     25,000 Monroe County, NY, GO UT Public Improvement Bonds, 6.05% (AMBAC
            INS)/(United States Treasury PRF)/(Original Issue Yield:

            6.049%), 6/1/2004 (@102)                       AAA/Aaa       26,873

            -------------------------------------------
     25,000 Monroe Woodbury, NY, Central School District, GO UT, 6.70% (FGIC
            INS),

            11/15/2010                                     AAA/Aaa       27,101

            -------------------------------------------
     50,000 New Paltz, NY, Central School District, GO

            UT Bonds, 6.00% (AMBAC INS), 6/15/2008         AAA/Aaa       53,774
            -------------------------------------------
     50,000 New York City Housing Development Corp.,
            Revenue Refunding Bonds, 5.85% (FHA INS),

            5/1/2026                                       AA/Aa2        48,495

            -------------------------------------------
    100,000 New York City Housing Development Corp.,
            Series A, 7.35% (FHA INS)/(Original Issue

            Yield: 7.349%), 6/1/2019                       AAA/NR       105,547

            -------------------------------------------
  1,850,000 New York City, NY, IDA, 5.85% (Nightingale-
            Bamford School Project)/(Original Issue

            Yield: 5.85%), 1/15/2020                        A/A3      1,808,042

            -------------------------------------------
  2,160,000 New York City, NY, IDA, Revenue Bonds,
            5.65% (United Air Lines)/(Original Issue

            Yield: 5.682%), 10/1/2032                     BB+/Baa3    1,927,778

            -------------------------------------------
  1,500,000 New York City, NY, IDA, Special Facilities
            Revenue Bonds, 6.90% (American Airlines

            Inc.), 8/1/2024/(AMT)                         BBB-/Baa1   1,564,170

            -------------------------------------------
  1,000,000 New York City, NY, Transitional Finance
            Authority, Public Improvement Revenue
            Bonds, 5.00% (Original Issue Yield: 5.17%),

            5/1/2019                                       AA/Aa3       873,970

            -------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $1,000,000 New York City, NY, Transitional Finance
            Authority, Public Improvements (Series C),

            5.00% (Original Issue Yield: 5.23%), 5/1/2026   AA/Aa3  $   854,600
            ---------------------------------------------
    100,000 New York City, NY, Transitional Finance
            Authority, Revenue Bonds (Series A), 5.00%

            (Original Issue Yield: 5.13%), 8/15/2013        AA/Aa3       93,412

            ---------------------------------------------
     50,000 New York State Dormitory Authority, (Series
            A), 5.50% (Original Issue Yield: 5.90%),

            5/15/2013                                        A/A3        49,225

            ---------------------------------------------
  1,500,000 New York State Dormitory Authority, Health, Hospital, Nursing Home
            Improvement Revenue Bonds, 5.00% (FSA LOC)/(Original Issue Yield:

            5.05%), 1/15/2016                               AAA/Aaa   1,345,020

            ---------------------------------------------
    500,000 New York State Dormitory Authority, Health,
            Hospital, Nursing Home Improvement Revenue

            Bonds, 5.10% (AMBAC INS LOC), 2/1/2019          NR/Aaa      437,855
            ---------------------------------------------
  1,125,000 New York State Dormitory Authority, Mental
            Health Services Facilities Improvement

            (Series B), 6.50%, 2/15/2009                     A-/A3    1,215,675

            ---------------------------------------------
  1,550,000 New York State Dormitory Authority, Refunding Revenue Bonds (Series
            A), 5.00% (University of Rochester, NY)/(Original Issue Yield:

            5.15%), 7/1/2018                                AAA/Aaa   1,359,024

            ---------------------------------------------
     20,000 New York State Dormitory Authority, Refunding
            Revenue Bonds (Series B), 5.25% (Original

            Issue Yield: 5.75%), 5/15/2019                   A-/A3       18,233

            ---------------------------------------------
     70,000 New York State Dormitory Authority, Refunding
            Revenue Bonds, 5.75% (FGIC LOC)/(Original

            Issue Yield: 6.00%), 7/1/2013                   AAA/Aaa      71,357

            ---------------------------------------------
  1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 5.00% (MBIA INS LOC)/(Original Issue

            Yield: 5.24%), 2/15/2023                        AAA/Aaa     861,290

            ---------------------------------------------
     20,000 New York State Dormitory Authority, Revenue
            Bonds, 5.00% (Rochester University-Strong

            Memorial Hospital), 7/1/2005                    AAA/NR       20,260

            ---------------------------------------------
    900,000 New York State Dormitory Authority, Revenue

            Bonds, 5.25%, 7/1/2015                           A-/A3      828,954

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*     VALUE

 ---------- -------------------------------------------   --------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 ------------------------------------------------------
            NEW YORK--CONTINUED

            -------------------------------------------
 $  750,000 New York State Dormitory Authority, Revenue
            Bonds, 5.75% (New York University)/(MBIA

            INS), 7/1/2014                                 AAA/Aaa  $   759,960
            -------------------------------------------
    195,000 New York State Dormitory Authority, Revenue
            Bonds, 5.85% (Arden Hill)/(FHA INS),

            8/1/2026                                       AAA/NR       189,212

            -------------------------------------------
    470,000 New York State Dormitory Authority, Revenue
            Bonds, 5.85% (Wesley Health System)/(FHA

            INS), 8/1/2026                                 AAA/NR       456,050

            -------------------------------------------
    100,000 New York State Dormitory Authority, Revenue
            Bonds, 6.00% (Colgate University)/(MBIA
            INS)/(Original Issue Yield: 5.25%),

            7/1/2016                                       AAA/Aaa      103,246

            -------------------------------------------
  1,000,000 New York State Dormitory Authority, Revenue
            Bonds, 6.05% (Lutheran Center at
            Poughkeepsie)/(Key Bank of New York
            LOC)/(Original Issue Yield: 6.08%),

            7/1/2026                                       NR/Aa3       978,540

            -------------------------------------------
  2,000,000 New York State Dormitory Authority, Revenue

            Bonds, 7.50%, 5/15/2013                         A-/A3     2,337,520

            -------------------------------------------
     15,000 New York State Dormitory Authority, Revenue
            Bonds, 7.85% (FHA INS)/(Original Issue

            Yield: 7.849%), 2/1/2029                       AAA/NR        15,331

            -------------------------------------------
    130,000 New York State Dormitory Authority, Revenue
            Refunding Bonds, 7.15% (R & J Jewish

            Geriatric Center)/(FHA INS), 8/1/2014          AAA/NR       142,622

            -------------------------------------------
  1,055,000 New York State Environmental Facilities

            Corp., (Series C) PCR, 5.85%, 1/15/2015        AAA/Aaa    1,060,697

            -------------------------------------------
  1,970,000 New York State Environmental Facilities

            Corp., 5.00%, 10/15/2015                       AAA/Aaa    1,789,174

            -------------------------------------------
    100,000 New York State Environmental Facilities

            Corp., PCR Bonds, 5.20%, 5/15/2014             AAA/Aaa       95,298

            -------------------------------------------
  1,000,000 New York State Environmental Facilities
            Corp., Refunding Notes (Series F), 5.25%,

            6/15/2014                                      AA-/Aa1      945,720

            -------------------------------------------
     25,000 New York State Environmental Facilities
            Corp., Solid Waste Disposal Revenue Bonds
            (Series A), 5.70% (Occidental Petroleum
            Corp.)/(Original Issue Yield: 5.75%),

            9/1/2028/(AMT)                                BBB+/Baa3      22,141

            -------------------------------------------
     25,000 New York State HFA, (Series A), 6.90%,

            8/15/2007/(AMT)                                NR/Aa1        26,282

            -------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                 CREDIT
   AMOUNT                                                  RATING*     VALUE

 ---------- -------------------------------------------   --------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 ------------------------------------------------------
            NEW YORK--CONTINUED

            -------------------------------------------
 $  100,000 New York State HFA, Revenue Refunding
            Bonds, 7.90% (United States Treasury COL),

            11/1/2006                                     AAA/#Aaa  $   112,879
            -------------------------------------------
    320,000 New York State HFA, Revenue Refunding
            Bonds, 8.00% (Original Issue Yield:

            8.079%), 11/1/2008                             A-/Baa1      334,022

            -------------------------------------------
  1,000,000 New York State HFA, Service Contract
            Obligation Revenue Bonds (Series A), 6.25%

            (Original Issue Yield: 6.35%), 9/15/2010      BBB+/Baa1   1,045,400

            -------------------------------------------
     35,000 New York State Medical Care Facilities
            Finance Agency, (Series C), 7.00%,

            8/15/2003                                       A-/A3        37,017

            -------------------------------------------
    115,000 New York State Medical Care Facilities
            Finance Agency, (Series G) Revenue Bond,
            5.55% (Original Issue Yield: 5.60%),

            2/15/2001                                       A-/A3       115,101

            -------------------------------------------
     30,000 New York State Medical Care Facilities
            Finance Agency, Hospital & Nursing Home
            Revenue Bonds (Series B), 6.00% (Buffalo
            General Hospital)/(FHA INS)/(Original Issue

            Yield: 6.218%), 8/15/2014                      AAA/NR        30,288

            -------------------------------------------
     25,000 New York State Medical Care Facilities Finance Agency, Refunding
            Revenue Bonds, 5.75% (FHA LOC)/(Original Issue Yield:

            5.85%), 2/15/2008                              AAA/NR        25,640

            -------------------------------------------
     80,000 New York State Mortgage Agency, Revenue

            Bonds, 7.45% (FHA INS), 10/1/2010              NR/Aa2        81,678
            -------------------------------------------
     20,000 New York State Mortgage Agency, Revenue
            Refunding Bonds, 6.875% (FGIC INS),

            4/1/2014                                       NR/Aaa        20,028

            -------------------------------------------
  2,000,000 New York State Thruway Authority, 5.00%

            (FGIC LOC), 4/1/2018                                      1,765,520

            -------------------------------------------
     25,000 Newburgh, NY, GO UT, 6.40%, 4/15/2008           NR/A1        27,201
            -------------------------------------------
    235,000 Niagara County, NY, GO UT Bonds (Series A),

            5.25% (MBIA INS), 8/15/2012                    AAA/NR       226,810
            -------------------------------------------
    175,000 Niagara County, NY, GO UT, 7.10% (MBIA

            INS), 2/15/2010                                AAA/Aaa      200,251

            -------------------------------------------
     25,000 Niagara Falls, NY, Bridge Commission, Series B, 5.25% (FGIC
            INS)/(Original Issue

            Yield: 5.35%), 10/1/2015                       AAA/Aaa       23,769

            -------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   20,000 Niagara Frontier Transportation Authority,
            Revenue Bonds, 6.00% (Greater Buffalo
            International Airport)/(AMBAC INS)/(Original

            Issue Yield: 6.15%), 4/1/2007                   AAA/Aaa $    20,869
            ---------------------------------------------
     25,000 Niagara Wheatfield, NY, Central School
            District, School Improvements, 7.30%

            (Original Issue Yield: 7.35%), 5/15/2007         NR/A2       28,273

            ---------------------------------------------
     50,000 North Tonawanda, NY, GO UT Bonds, 6.05% (FGIC

            INS), 10/1/2006                                 AAA/Aaa      53,597

            ---------------------------------------------
     25,000 Nyack, NY, Unified Free School District, GO

            UT, 5.20% (AMBAC INS), 6/15/2004                AAA/Aaa      25,654
            ---------------------------------------------
    400,000 Oneida, NY, Health Care Corp. , Revenue Bonds

            (Series A), 7.20% (FHA INS), 8/1/2031            A/NR       417,876
            ---------------------------------------------
     85,000 Onondaga County, NY, IDA, Revenue Bonds,
            6.625% (Anheuser-Busch Cos., Inc.)/(Original

            Issue Yield: 6.70%), 8/1/2006                    A+/A1      197,667

            ---------------------------------------------
     85,000 Onondaga County, NY, IDA, University and
            College Improvements Revenue Bonds, 5.00%,

            3/1/2009                                        NR/Baa2      79,648

            ---------------------------------------------
     50,000 Ontario County, NY, GO UT, 5.50% (Original

            Issue Yield: 5.65%), 5/15/2011                  NR/Aa3       50,941

            ---------------------------------------------
  1,580,000 Orange County, NY, GO UT, 5.10% (Original

            Issue Yield: 5.29%), 7/15/2019                  NR/Aa2    1,413,910

            ---------------------------------------------
     25,000 Orchard Park, NY, Central School District, GO UT, 6.50% (FGIC
            INS)/(Original Issue Yield:

            6.25%), 6/1/2002                                             26,257

            ---------------------------------------------
     25,000 Ossining Village, NY, 8.10% (FGIC INS),

            7/15/2001                                       AAA/Aaa      26,587

            ---------------------------------------------
     40,000 Otsego County, NY, GO UT, 6.625% (AMBAC INS),

            12/1/2005                                       AAA/Aaa      44,001

            ---------------------------------------------
     50,000 Penfield, NY, Central School District, GO UT,
            5.20% (Original Issue Yield: 5.40%),

            6/15/2010                                       AAA/Aaa      50,178

            ---------------------------------------------
     25,000 Perry Central School District, NY, GO UT,

            5.10% (MBIA INS), 6/15/2001                     AAA/Aaa      25,353
            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   25,000 Pine Bush, NY, Central School District, GO UT
            , 5.875%, 4/1/2006                               NR/A   $    26,202
            ---------------------------------------------
    100,000 Port Authority of New York and New Jersey,
            Revenue Refunding Bonds, 7.125% (Original

            Issue Yield: 7.283%), 6/1/2025                  AA-/A1      102,597

            ---------------------------------------------
     25,000 Putnam County, NY, 7.10%, 8/15/2002             NR/Aa2       26,784
            ---------------------------------------------
    175,000 Riverton Housing Corp., NY, Revenue Bonds,

            6.65% (FHA INS), 8/1/2024                       AA-/NR      184,193
            ---------------------------------------------
     15,000 Rochester, NY, GO UT, 6.00% (Original Issue

            Yield: 6.40%), 8/1/2001                          AA/A1       15,447

            ---------------------------------------------
     50,000 Rockland County, NY, GO UT, 7.00% (MBIA

            INS)/(Original Issue Yield: 7.10%), 4/1/2008    AAA/Aaa      56,711

            ---------------------------------------------
     20,000 Saugerties, NY, GO UT, 5.375% (FSA

            INS)/(Original Issue Yield: 5.70%), 6/15/2015   NR/Aaa       19,739

            ---------------------------------------------
    155,000 Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC
            INS)/(Original Issue

            Yield: 5.467%), 12/1/2029                       NR/Aaa      142,597

            ---------------------------------------------
     40,000 Silver Creek, NY, Central School District, GO UT, 6.60% (AMBAC
            INS)/(Original Issue Yield:

            6.60%), 5/15/2005                               AAA/Aaa      43,579

            ---------------------------------------------
     10,000 Spackenkill, NY, Unified Free School

            District, GO UT, 6.125%, 9/15/2014               NR/A1       10,566

            ---------------------------------------------
     25,000 Spencerport, NY, Central School District, GO UT, 6.00% (MBIA
            INS)/(Original Issue Yield:

            6.05%), 6/15/2006                               AAA/Aaa      26,662

            ---------------------------------------------
     10,000 Springville, NY, GO UT Refunding Bonds,

            7.90%, 8/1/2003                                 NR/Baa1      11,041

            ---------------------------------------------
     70,000 Sweet Home Central School District NY, GO UT, 5.60% (AMBAC
            INS)/(Original Issue Yield:

            5.70%), 1/15/2008                               AAA/Aaa      73,058

            ---------------------------------------------
  1,395,000 Syracuse, NY, Senior Citizens Housing Corp.,
            Series A, 6.125% (East Hill Village

            Apartments), 11/1/2010                           A-/NR    1,422,370

            ---------------------------------------------
  1,000,000 Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center
            Project)/(FHA INS),

            2/1/2017                                        AAA/NR    1,001,640

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------
 $   65,000 Tompkins County, NY, GO UT (Series B), 5.625%
            (Original Issue Yield: 5.80%), 9/15/2013        NR/Aa2  $    65,254
            ---------------------------------------------
    290,000 Tompkins County, NY, Health Care Corp.,

            10.80% (FHA INS), 2/1/2028                       A/NR       352,939
            ---------------------------------------------
    190,000 Tonawanda Town, NY, Refunding Revenue Bonds,

            5.25% (HUD Section 8 LOC), 12/1/2010             NR/A3      184,399
            ---------------------------------------------
    305,000 Tonawanda Town, NY, Refunding Revenue Bonds,

            5.25% (HUD Section 8 LOC), 6/1/2010              NR/A3      296,308
            ---------------------------------------------
    400,000 Triborough Bridge & Tunnel Authority, NY,
            (Series Y) Refunding Bond, 5.50% (Original

            Issue Yield: 6.16%), 1/1/2017                   A+/Aa3      388,932

            ---------------------------------------------
  2,000,000 Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding
            Revenue Bond, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc.
            LOC)/(Original Issue Yield: 6.20%),

            1/1/2021                                        AAA/Aaa   2,072,260

            ---------------------------------------------
    200,000 Triborough Bridge & Tunnel Authority, NY,
            Refunding Revenue Bonds, 6.75% (Original

            Issue Yield: 6.821%), 1/1/2009                  A+/Aa3      221,292

            ---------------------------------------------
     60,000 Triborough Bridge & Tunnel Authority, NY,

            Revenue Refunding Bonds, 6.625%, 1/1/2012       A+/Aa3       66,151

            ---------------------------------------------
    150,000 Triborough Bridge & Tunnel Authority, NY, Special Obligation Revenue
            Bonds (Series A), 6.625% (MBIA INS)/(Original Issue Yield:

            6.86%), 1/1/2017                                AAA/Aaa     155,727

            ---------------------------------------------
     50,000 Union Endicott, NY, Central School District, GO UT (Series A), 5.50%
            (FSA INS)/(Original

            Issue Yield: 5.55%), 7/15/2010                  AAA/Aaa      51,021

            ---------------------------------------------
    170,000 Utica, NY, Industrial Development Agency
            Civic Facility, (Series A) Revenue Bond,

            5.50% (Munson Williams Proctor), 7/15/2029      NR/Aa3      155,309

            ---------------------------------------------
    320,000 Utica, NY, Industrial Development Agency Civic Facility, (Series A),
            5.375% (Munson Williams Proctor)/(Original Issue Yield:

            5.45%), 7/15/2019                               NR/Aa3      293,398

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                  CREDIT
   AMOUNT                                                   RATING*    VALUE

 ---------- ---------------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------------

 $          50,000 Victor, NY, Central School District, GO UT, 6.40% (FGIC
            INS)/(Original Issue Yield:

            6.55%), 11/15/2006                              AAA/Aaa $    54,686
            ---------------------------------------------
     50,000 Victor, NY, 7.20% (Original Issue Yield:

            7.20%), 12/15/2005                               NR/A2       55,632

            ---------------------------------------------
     35,000 Wallkill, NY, Central School District, GO UT,

            5.75%, 7/15/2014                                 NR/A3       35,836

            ---------------------------------------------
     15,000 Warwick Valley, NY, Central School District, GO UT, 6.55% (FGIC
            INS)/(Original Issue

            Yield: 6.70%), 6/1/2008                         AAA/Aaa      16,667

            ---------------------------------------------
     30,000 Webster, NY, Central School District, GO UT, 6.25% (AMBAC
            INS)/(Original Issue Yield:

            6.20%), 6/15/2003                               AAA/Aaa      31,712

            ---------------------------------------------
     50,000 West Seneca, NY, Central School District, GO UT, 5.625% (FGIC
            INS)/(Original Issue Yield:

            5.70%), 6/15/2011                               AAA/Aaa      51,179

            ---------------------------------------------
     25,000 West Seneca, NY, GO UT, 6.65% (MBIA

            INS)/(Original Issue Yield: 6.80%), 6/1/2005    AAA/Aaa      27,313

            ---------------------------------------------
     20,000 Westchester County, NY, DTC, GO UT, 6.60%,

            5/1/2005                                        AAA/Aaa      21,840

            ---------------------------------------------
     30,000 Westchester County, NY, GO UT , 6.60%

            (Original Issue Yield: 6.90%), 5/1/2010         AAA/Aaa      33,498

            ---------------------------------------------
     25,000 Westchester County, NY, GO UT , 6.70%

            (Original Issue Yield: 6.75%), 11/1/2007        AAA/Aaa      27,977

            ---------------------------------------------
     65,000 Williamsville, NY, Central School District, GO UT, 6.50% (MBIA
            INS)/(Original Issue

            Yield: 6.80%), 12/1/2010                        AAA/Aaa      71,847

            ---------------------------------------------           -----------
            Total                                                    45,429,645

            ---------------------------------------------           -----------
            GUAM--5.8%

            ---------------------------------------------
  3,000,000 Guam Housing Corp., State Single Family

            Housing Revenue Bonds, 5.75%, 9/1/2031/(AMT)    AAA/NR    2,837,340

            ---------------------------------------------           -----------
            PUERTO RICO--0.6%

            ---------------------------------------------
    100,000 Puerto Rico Highway and Transportation
            Authority, Revenue Refunding Bonds, 6.25%

            (FSA LOC), 7/1/2016                             AAA/Aaa     106,471

            ---------------------------------------------
    165,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Industrial Improvement
            Revenue Bonds, 6.50% (Abbott Laboratories),

            7/1/2009                                        NR/Aa1      169,983

            ---------------------------------------------

VISION NEW YORK MUNICIPAL INCOME FUND

-------------------------------------------------------------------------------

 PRINCIPAL                                             CREDIT
   AMOUNT                                              RATING*    VALUE

 ---------- ----------------------------------------   ------- -----------
 LONG-TERM MUNICIPALS--CONTINUED

 ---------------------------------------------------

            PUERTO RICO--CONTINUED

            ----------------------------------------
 $   25,000 Puerto Rico Industrial, Medical &
            Environmental PCA, Revenue Bonds, 5.10%
            (American Home Products Corp.)/(Original

            Issue Yield: 5.30%), 12/1/2018              NR/A2  $    21,883
            ----------------------------------------           -----------
            Total                                                  298,337

            ----------------------------------------           -----------
            TOTAL INVESTMENTS (IDENTIFIED COST

             $51,288,833)(1)                                   $48,565,322
            ----------------------------------------           -----------

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

  At October 31, 1999, 12.2% of the total investments at market value were subject to alternative minimum tax.

(1) The cost of investments for federal tax purposes amounts to $51,288,833. The net unrealized depreciation of investments on a federal tax basis amounts to $2,723,511 which is comprised of $143,971 appreciation and $2,867,482 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($49,269,254) at October 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation AMT--Alternative Minimum Tax CAPMAC--Capital Municipal Assurance Corporation COL--Collateralized DTC--Depository Trust Company FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration FSA--Financial Security Assurance
GNMA--Government National Mortgage Association GO--General Obligation
HFA--Housing Finance Authority IDA--Industrial Development Authority
INS--Insured LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance
PCA--Pollution Control Authority PCR--Pollution Control Revenue PRF--Prerefunded
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

VISION LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


 SHARES                                         VALUE

 ------ ----------------------------------   -----------
 COMMON STOCKS--98.1%

--------------------------------------------------------
        AEROSPACE/DEFENSE--2.7%

        ----------------------------------
 18,900 Allied-Signal, Inc.                  $ 1,076,119
        ----------------------------------   -----------
        APPLIANCES--2.5%

        ----------------------------------
 13,800 Whirlpool Corp.                          961,688
        ----------------------------------   -----------
        AUTOS--5.3%

        ----------------------------------
 17,700 Ford Motor Co.                           971,287
        ----------------------------------
 15,600 General Motors Corp.                   1,095,900
        ----------------------------------   -----------
        Total                                  2,067,187

        ----------------------------------   -----------
        AUTO PARTS & EQUIPMENT-2.9%

        ----------------------------------
 10,961 Delphi Auto Systems Corp.                180,171
        ----------------------------------
 22,000 TRW, Inc.                                943,250
        ----------------------------------   -----------
        Total                                  1,123,421

        ----------------------------------   -----------
        CAPITAL EQUIPMENT & SERVICES--2.8%

        ----------------------------------
 29,700 Deere & Co.                            1,076,625
        ----------------------------------   -----------
        CHEMICALS--3.1%

        ----------------------------------
 14,000 Air Products & Chemicals, Inc.           385,000
        ----------------------------------
  7,000 Dow Chemical Co.                         827,750
        ----------------------------------   -----------
        Total                                  1,212,750

        ----------------------------------   -----------
        DIVERSIFIED--2.6%

        ----------------------------------
  7,600 General Electric Co.                   1,030,275
        ----------------------------------   -----------
        ELECTRONIC EQUIPMENT--2.3%

        ----------------------------------
 20,000 Pitney Bowes, Inc.                       911,250
        ----------------------------------   -----------
        FINANCIAL SERVICES--15.4%

        ----------------------------------
 15,300 Bank of America Corp.                    984,937
        ----------------------------------
 16,800 Comerica, Inc.                           998,550
        ----------------------------------
 15,400 Fannie Mae                             1,089,550
        ----------------------------------
 23,700 Fleet Boston Corp.                     1,033,913
        ----------------------------------

VISION LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

 SHARES                                         VALUE

 ------ ----------------------------------   -----------
 COMMON STOCKS--CONTINUED

--------------------------------------------------------
        FINANCIAL SERVICES--CONTINUED

        ----------------------------------
  6,900 J.P. Morgan & Co., Inc.              $   903,037
        ----------------------------------
 21,400 Wells Fargo Co.                        1,024,525
        ----------------------------------   -----------
        Total                                  6,034,512

        ----------------------------------   -----------
        FOOD & BEVERAGE--5.1%

        ----------------------------------
 39,000 Sara Lee Corp.                         1,055,438
        ----------------------------------
 45,200 Super Valu Stores, Inc.                  949,200
        ----------------------------------   -----------
        Total                                  2,004,638

        ----------------------------------   -----------
        INSURANCE--13.1%

        ----------------------------------
 10,537 American International Group, Inc.     1,084,652

        ----------------------------------
 16,502 Chubb Corp.                              905,547
        ----------------------------------
 33,000 Conseco, Inc.                            802,312
        ----------------------------------
 17,050 Jefferson-Pilot Corp.                  1,279,816
        ----------------------------------
 24,200 Reliastar Financial Corp.              1,039,087
        ----------------------------------   -----------
        Total                                  5,111,414

        ----------------------------------   -----------
        MANUFACTURING--9.8%

        ----------------------------------
 13,800 Cooper Industries, Inc.                  594,263
        ----------------------------------
 20,700 Cummins Engine Co., Inc.               1,049,231
        ----------------------------------
 17,700 Premark International, Inc.              969,075
        ----------------------------------
 26,660 Sonoco Products Co.                      639,840
        ----------------------------------
 19,500 V.F. Corp.                               586,219
        ----------------------------------   -----------
        Total                                  3,838,628

        ----------------------------------   -----------
        METAL FABRICATORS-5.2%

        ----------------------------------
 18,200 Reynolds Metals Co.                    1,099,963
        ----------------------------------
 36,100 USX-U.S. Steel Group, Inc.               922,806
        ----------------------------------   -----------
        Total                                  2,022,769

        ----------------------------------   -----------
        OIL--11.6%

        ----------------------------------
 16,700 Ashland, Inc.                            551,100
        ----------------------------------
 12,400 Atlantic Richfield Co.                 1,155,525
        ----------------------------------

VISION LARGE CAP VALUE FUND

-------------------------------------------------------------------------------

 SHARES                                                         VALUE

 ------ --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

------------------------------------------------------------------------
        OIL--CONTINUED

        --------------------------------------------------
  9,900 Chevron Corp.                                        $   903,994
        --------------------------------------------------
 10,400 Mobil Corp.                                            1,003,600
        --------------------------------------------------
 31,100 USX Marathon Group                                       905,788
        --------------------------------------------------   -----------
        Total                                                  4,520,007

        --------------------------------------------------   -----------
        PHARMACEUTICALS--2.8%

        --------------------------------------------------
 14,000 Merck & Co., Inc.                                      1,113,875
        --------------------------------------------------   -----------
        TELECOMMUNICATIONS--4.4%

        --------------------------------------------------
 11,900 GTE Corp.                                                892,500
        --------------------------------------------------
 38,900 Ryder Systems, Inc.                                      831,488
        --------------------------------------------------   -----------
        Total                                                  1,723,988

        --------------------------------------------------   -----------
        UTILITIES--6.5%

        --------------------------------------------------
 20,900 Carolina Power & Light Co.                               721,050
        --------------------------------------------------
 34,100 FirstEnergy Corp.                                        888,731
        --------------------------------------------------
 34,800 Reliant Energy, Inc.                                     948,300
        --------------------------------------------------   -----------
        Total                                                  2,558,081

        --------------------------------------------------   -----------
        TOTAL COMMON                                          38,387,227

        --------------------------------------------------   -----------
        TOTAL INVESTMENTS (IDENTIFIED COST $35,711,880)(1)   $38,387,227

        --------------------------------------------------   -----------

(1) The cost of investments for federal tax purposes amounts to $35,711,880. The net unrealized appreciation of investments on a federal tax basis amounts to $2,675,347 which is comprised of $4,782,053 appreciation and $2,106,706 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($39,132,865) at October 31, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


 SHARES                                                 VALUE

 ------ ------------------------------------------   -----------
 COMMON STOCKS--100.0%


 --------------------------------------------------
        AEROSPACE & DEFENSE-0.7%

        ------------------------------------------
  7,000 General Dynamics Corp.                       $   388,063
        ------------------------------------------
  4,100 Northrop Grumman, Corp.                          224,987
        ------------------------------------------   -----------
        Total                                            613,050

        ------------------------------------------   -----------
        AIR FREIGHT--0.5%

        ------------------------------------------
 13,400 CNF Transportation, Inc.                         443,037
        ------------------------------------------   -----------
        AUTO PARTS & EQUIPMENT--3.2%

        ------------------------------------------
 44,075 Borg-Warner Automotive, Inc.                   1,740,962
        ------------------------------------------
 13,100 Harley Davidson, Inc.                            776,994
        ------------------------------------------
 11,700 (1)Lear Corp.                                    394,875
        ------------------------------------------   -----------
        Total                                          2,912,831

        ------------------------------------------   -----------
        CHEMICALS--1.5%

        ------------------------------------------
 52,200 Hercules, Inc.                                 1,256,063
        ------------------------------------------
  9,000 Solutia, Inc.                                    154,688
        ------------------------------------------   -----------
        Total                                          1,410,751

        ------------------------------------------   -----------
        COMMUNICATIONS EQUIPMENT--2.7%

        ------------------------------------------
  4,100 (1)ADC Telecommunications, Inc.                  195,519
        ------------------------------------------
  7,700 (1)Maxim Integrated Products, Inc.               607,819
        ------------------------------------------
 16,800 (1)Newbridge Networks Corp.                      331,800
        ------------------------------------------
 15,500 (1)Univision Communications, Inc., Class A     1,318,469

        ------------------------------------------   -----------
        Total                                          2,453,607

        ------------------------------------------   -----------
        COMPUTERS--HARDWARE--0.3%

        ------------------------------------------
 17,100 (1)Quantum Corp.--DLT & Storage Systems          263,981
        ------------------------------------------   -----------
        COMPUTERS/SOFTWARE--8.2%

        ------------------------------------------
  3,000 Adobe System, Inc.                               209,812
        ------------------------------------------
 30,600 (1)Cadence Design Systems, Inc.                  464,737
        ------------------------------------------
 12,400 (1)Citrix Systems, Inc.                          795,150
        ------------------------------------------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                                VALUE

 ------ -----------------------------------------   -----------
 COMMON STOCKS--CONTINUED


 -------------------------------------------------
        COMPUTERS/SOFTWARE--CONTINUED

        -----------------------------------------
  6,800 Diebold, Inc.                               $   178,500
        -----------------------------------------
 37,600 (1)Intuit, Inc.                               1,095,100
        -----------------------------------------
  8,600 (1)Legato Systems, Inc.                         462,250
        -----------------------------------------
 20,200 (1)Mentor Graphics Corp.                        162,863
        -----------------------------------------
 10,200 (1)NCR Corp.                                    337,875
        -----------------------------------------
  9,900 (1)Novell, Inc.                                 198,619
        -----------------------------------------
 12,100 (1)Policy Management System Corp.               232,169
        -----------------------------------------
  9,700 (1)Siebel Systems, Inc.                       1,065,181
        -----------------------------------------
 16,200 (1)SunGuard Data Systems, Inc.                  395,888
        -----------------------------------------
 17,900 (1)Veritas Software Corp.                     1,930,963
        -----------------------------------------   -----------
        Total                                         7,529,107

        -----------------------------------------   -----------
        ELECTRICAL EQUIPMENT--2.8%

        -----------------------------------------
 47,300 (1)SCI Systems, Inc.                          2,335,438
        -----------------------------------------
  9,100 (1)Vishay Intertechnology, Inc.                 222,381
        -----------------------------------------   -----------
        Total                                         2,557,819

        -----------------------------------------   -----------
        ELECTRONICS--COMPONENT DISTRIBUTION--0.5%

        -----------------------------------------
 10,800 (1)Arrow Electronics, Inc.                      235,575
        -----------------------------------------
  3,700 Avnet, Inc.                                     200,956
        -----------------------------------------   -----------
        Total                                           436,531

        -----------------------------------------   -----------
        ELECTRONICS--SEMICONDUCTORS--5.7%

        -----------------------------------------
 18,000 (1)Altera Corp.                                 875,250
        -----------------------------------------
 39,850 (1)LSI Logic Corp.                            2,119,522
        -----------------------------------------
 28,700 (1)National Semiconductor Corp.                 859,206
        -----------------------------------------
 13,600 (1)Vitesse Semiconductor Corp.                  623,900
        -----------------------------------------
  9,100 (1)Xilinx, Inc.                                 715,488
        -----------------------------------------   -----------
        Total                                         5,193,366

        -----------------------------------------   -----------
        FINANCIAL--DIVERSIFIED--8.1%

        -----------------------------------------
 63,000 Charter One Financial, Inc.                   1,547,437
        -----------------------------------------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                                    VALUE

 ------- --------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 ----------------------------------------------------
         FINANCIAL--DIVERSIFIED--CONTINUED

         --------------------------------------------
  21,000 (1)Concord EFS, Inc.                           $   568,312
         --------------------------------------------
  20,100 (1)E*Trade Group, Inc.                             478,631
         --------------------------------------------
   9,600 First Tennessee National Corp.                     326,400
         --------------------------------------------
   3,700 Golden West Financial Corp.                        413,475
         --------------------------------------------
  33,350 Hartford Financial Services Group, Inc.          1,727,947
         --------------------------------------------
  15,200 Marshall & Iisley Corp.                          1,020,300
         --------------------------------------------
  25,400 Old Kent Financial Corp.                         1,035,050
         --------------------------------------------
   8,800 Pinnacle West Capital Corp.                        324,500
         --------------------------------------------   -----------
         Total                                            7,442,052

         --------------------------------------------   -----------
         HARDWARE & TOOLS--0.5%

         --------------------------------------------
  10,600 Black & Decker Corp.                               455,800
         --------------------------------------------   -----------
         HEALTH CARE--DRUGS--2.7%

         --------------------------------------------
  16,100 (1)Biogen, Inc.                                  1,193,412
         --------------------------------------------
  13,200 (1)Forest Labratories, Inc., Class A               605,550
         --------------------------------------------
   6,000 (1)Medimmune, Inc.                                 672,000
         --------------------------------------------   -----------
         Total                                            2,470,962

         --------------------------------------------   -----------
         HEALTH CARE--DRUGS/PHARMACEUTICALS--0.2%

         --------------------------------------------
   8,400 ICN Pharmaceuticals, Inc.                          193,200
         --------------------------------------------   -----------
         HEALTH CARE--LONG TERM CARE--1.3%

         --------------------------------------------
 203,104 (1)HEALTHSOUTH, Corp.                            1,167,848
         --------------------------------------------   -----------
         HEALTH CARE--MEDICAL PRODUCTS/SUPPLIES--2.1%

         --------------------------------------------
   3,100 Bausch & Lomb, Inc.                                167,400
         --------------------------------------------
  11,400 (1)Genzyme Corp.                                   436,050
         --------------------------------------------
  11,400 Guidant Corp.                                      562,875
         --------------------------------------------
  10,800 (1)IDEXX Laboratories, Inc.                        163,350
         --------------------------------------------
   9,800 Stryker Corp.                                      605,150
         --------------------------------------------   -----------
         Total                                            1,934,825

         --------------------------------------------   -----------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                                VALUE

 ------- ----------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 ------------------------------------------------
         HEALTH CARE--SPECIAL SERVICES--0.8%

         ----------------------------------------
   8,700 (1)Lincare Holdings, Inc.                  $   244,688
         ----------------------------------------
   7,200 (1)VISX, Inc.                                  450,450
         ----------------------------------------   -----------
         Total                                          695,138

         ----------------------------------------   -----------
         HOMEBUILDING--2.9%

         ----------------------------------------
  12,000 Ryland Group, Inc.                             247,500
         ----------------------------------------
 239,600 (1)Sunterra Corp.                            2,396,000
         ----------------------------------------   -----------
         Total                                        2,643,500

         ----------------------------------------   -----------
         HOUSEHOLD FURNISHINGS & APPLIANCES--1.3%

         ----------------------------------------
  17,300 Leggett and Platt, Inc.                        383,844
         ----------------------------------------
   9,700 Maytag Corp.                                   388,606
         ----------------------------------------
   7,600 Premark International, Inc.                    416,100
         ----------------------------------------   -----------
         Total                                        1,188,550

         ----------------------------------------   -----------
         INSURANCE--LIFE/HEALTH--2.0%

         ----------------------------------------
   7,000 AXA Financial, Inc.                            224,437
         ----------------------------------------
  50,000 UNUMProvident Corp.                          1,646,875
         ----------------------------------------   -----------
         Total                                        1,871,312

         ----------------------------------------   -----------
         INSURANCE--PROPERTY--CASUALTY--0.7%

         ----------------------------------------
  19,000 Travelers Group, Inc., Class A                 684,000
         ----------------------------------------   -----------
         LEISURE TIME--PRODUCTS--0.1%

         ----------------------------------------
   7,900 Callaway Golf Co.                              106,156
         ----------------------------------------   -----------
         MACHINERY--DIVERSIFIED--1.8%

         ----------------------------------------
  98,600 Milacron, Inc.                               1,620,738
         ----------------------------------------   -----------
         MANUFACTURING--CLOTHING--0.2%

         ----------------------------------------
   5,500 (1)Jones Apparel Group, Inc.                   173,938
         ----------------------------------------   -----------
         MANUFACTURING--DIVERSIFIED--4.6%

         ----------------------------------------
   7,200 Cintas Corp.                                   433,800
         ----------------------------------------
   8,500 Corning, Inc.                                  668,312
         ----------------------------------------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                                 VALUE

 ------ ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 -------------------------------------------------
        MANUFACTURING--DIVERSIFIED--CONTINUED

        ------------------------------------------
 24,200 Dial Corp.                                   $   565,675
        ------------------------------------------
 14,900 Hormel Foods Corp.                               642,563
        ------------------------------------------
  6,500 (1)Sanmina Corp.                                 585,406
        ------------------------------------------
 14,400 UST, Inc.                                        398,700
        ------------------------------------------
 27,400 Universal Foods Corp.                            524,025
        ------------------------------------------
  7,600 (1)Waters Corp.                                  403,750
        ------------------------------------------   -----------
        Total                                          4,222,231

        ------------------------------------------   -----------
        MANUFACTURING-SEMICONDUCTOR EQUIPMENT-1.4%

        ------------------------------------------
 32,600 (1)Teradyne, Inc.                              1,255,100
        ------------------------------------------   -----------
        METAL FABRICATORS--2.0%

        ------------------------------------------
 64,800 Kennametal, Inc.                               1,863,000
        ------------------------------------------   -----------
        NATURAL GAS--DISTRIBUTION--PIPE LINE--3.2%

        ------------------------------------------
 17,000 Ameren Corp.                                     642,812
        ------------------------------------------
 26,500 Consolidated Natural Gas Co.                   1,696,000
        ------------------------------------------
 14,300 El Paso Energy Corp.                             586,300
        ------------------------------------------   -----------
        Total                                          2,925,112

        ------------------------------------------   -----------
        OIL & GAS--DRILLING & EQUIPMENT--1.9%

        ------------------------------------------
  6,000 Anadarko Petroleum Corp.                         184,875
        ------------------------------------------
 53,950 Baker Hughes, Inc.                             1,507,228
        ------------------------------------------   -----------
        Total                                          1,692,103

        ------------------------------------------   -----------
        OIL & GAS--REFINING & MARKETING--3.4%

        ------------------------------------------
 47,400 Unocal Corp.                                   1,635,300
        ------------------------------------------
 50,000 USX CORP                                       1,456,250
        ------------------------------------------   -----------
        Total                                          3,091,550

        ------------------------------------------   -----------
        PAPER & FOREST PRODUCTS--4.8%

        ------------------------------------------
 53,600 Georgia-Pacific Corp.                          2,127,250
        ------------------------------------------
 48,600 Mead Corp.                                     1,749,600
        ------------------------------------------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                               VALUE

 ------- ---------------------------------------   -----------
 COMMON STOCKS--CONTINUED

 -----------------------------------------------
         PAPER & FOREST PRODUCTS--CONTINUED

         ---------------------------------------
  23,500 (1)Smurfit-Stone Container Corp.          $   508,188
         ---------------------------------------   -----------
         Total                                       4,385,038

         ---------------------------------------   -----------
         PUBLISHING--NEWSPAPERS--0.9%

         ---------------------------------------
   6,100 Tribune Co.                                   366,000
         ---------------------------------------
     800 Washington Post Co., Class B                  425,650
         ---------------------------------------   -----------
         Total                                         791,650

         ---------------------------------------   -----------
         RETAIL--BUILDING SUPPLIES--0.5%

         ---------------------------------------
   8,600 Lowe's Cos., Inc.                             473,000
         ---------------------------------------   -----------
         RETAIL--CLOTHING--0.3%

         ---------------------------------------
  11,000 (1)Tommy Hilfiger Corp.                       310,750
         ---------------------------------------   -----------
         RETAIL--COMPUTERS & ELECTRONICS--2.7%

         ---------------------------------------
  39,250 Tandy Corp.                                 2,470,297
         ---------------------------------------   -----------
         RETAIL--DISCOUNTERS--1.5%

         ---------------------------------------
  26,200 Family Dollar Stores, Inc.                    540,375
         ---------------------------------------
   9,800 Ross Stores, Inc.                             202,125
         ---------------------------------------
  22,400 TJX Cos., Inc.                                607,600
         ---------------------------------------   -----------
         Total                                       1,350,100

         ---------------------------------------   -----------
         RETAIL--GENERAL MERCHANDISE CHAIN--1.9%

         ---------------------------------------
 174,900 (1)K Mart Corp.                             1,759,931
         ---------------------------------------   -----------
         RETAIL--RESTAURANTS--1.2%

         ---------------------------------------
  16,800 (1)Brinker International, Inc.                391,650
         ---------------------------------------
  18,300 (1)Outback Steakhouse, Inc.                   420,900
         ---------------------------------------
  13,200 Wendy's International, Inc.                   315,150
         ---------------------------------------   -----------
         Total                                       1,127,700

         ---------------------------------------   -----------
         RETAIL--TOBACCO--0.5%

         ---------------------------------------
  21,000 Universal Corp.                               493,500
         ---------------------------------------   -----------
         SERVICES--ADVERTISING/MARKETING--0.9%

         ---------------------------------------
   9,000 Interpublic Group Cos., Inc.                  365,625
         ---------------------------------------

VISION MID CAP STOCK FUND

--------------------------------------------------------------------------------

 SHARES                                                 VALUE

 ------ ------------------------------------------   -----------
 COMMON STOCKS--CONTINUED


 --------------------------------------------------
        SERVICES--ADVERTISING/MARKETING--CONTINUED

        ------------------------------------------
  3,500 Omnicom Group, Inc.                          $   308,000
        ------------------------------------------
  1,600 WPP Group PLC, ADR                               175,800
        ------------------------------------------   -----------
        Total                                            849,425

        ------------------------------------------   -----------
        SERVICES--COMMERCIAL & CONSUMER--2.6%

        ------------------------------------------
 43,400 (1)Convergys Corp.                               849,012
        ------------------------------------------
 12,400 Equifax, Inc.                                    334,800
        ------------------------------------------
 38,900 Reynolds & Reynolds Co., Class A                 707,494
        ------------------------------------------
 10,000 (1)Sterling Commerce, Inc.                       234,375
        ------------------------------------------
 10,300 Viad Corp.                                       252,994
        ------------------------------------------   -----------
        Total                                          2,378,675

        ------------------------------------------   -----------
        STEEL--2.2%

        ------------------------------------------
  4,300 Ryerson Tull, Inc.                                88,150
        ------------------------------------------
 75,600 USX-U.S. Steel Group, Inc.                     1,932,525
        ------------------------------------------   -----------
        Total                                          2,020,675

        ------------------------------------------   -----------
        TECHNOLOGY--0.9%

        ------------------------------------------
 11,600 Linear Technology Corp.                          811,275
        ------------------------------------------   -----------
        TELECOMMUNICATIONS EQUIPMENT--3.8%

        ------------------------------------------
  7,800 (1)Comverse Technology, Inc.                     885,300
        ------------------------------------------
  8,000 (1)JDS Uniphase Corp.                          1,335,000
        ------------------------------------------
 12,600 (1)Jabil Circuit, Inc.                           658,350
        ------------------------------------------
  3,700 Dominion Resources, Inc.                         178,062
        ------------------------------------------
  3,700 Telephone and Data System, Inc.                  426,425
        ------------------------------------------   -----------
        Total                                          3,483,137

        ------------------------------------------   -----------
        TRUCKS & PARTS--0.4%

        ------------------------------------------
  9,200 Meritor Automotive, Inc.                         155,825
        ------------------------------------------
  5,100 TRW, Inc.                                        218,663
        ------------------------------------------   -----------
        Total                                            374,488

        ------------------------------------------   -----------

VISION MID CAP STOCK FUND

-------------------------------------------------------------------------------

 SHARES                                                         VALUE

 ------ --------------------------------------------------   -----------
 COMMON STOCKS--CONTINUED


 ----------------------------------------------------------

        UTILITIES--7.6%

        --------------------------------------------------
  8,600 (1)AES Corp.                                         $   485,362
        --------------------------------------------------
 17,600 Cinergy Corp.                                            497,200
        --------------------------------------------------
 30,700 DPL, Inc.                                                621,675
        --------------------------------------------------
  7,900 DQE, Inc.                                                315,506
        --------------------------------------------------
 29,600 Edison International                                     876,900
        --------------------------------------------------
  7,200 Hawaiian Electric Industries, Inc.                       243,000
        --------------------------------------------------
 16,000 LG&E Energy Corp.                                        352,000
        --------------------------------------------------
 22,500 Montana Power Co.                                        639,844
        --------------------------------------------------
 16,700 NiSource, Inc.                                           342,350
        --------------------------------------------------
 28,700 OGE Energy Corp.                                         651,131
        --------------------------------------------------
  9,000 Peco Energy Co.                                          343,688
        --------------------------------------------------
 13,500 Reliant Energy, Inc.                                     367,875
        --------------------------------------------------
 15,700 Unicom Corp.                                             601,506
        --------------------------------------------------
 26,300 Wisconsin Energy Corp.                                   588,463
        --------------------------------------------------   -----------
        Total                                                  6,926,500

        --------------------------------------------------   -----------
        TOTAL COMMON STOCKS (IDENTIFIED COST $86,315,960)     91,517,336

        --------------------------------------------------   -----------
 MUTUAL FUND SHARES--0.1%


 ----------------------------------------------------------
 97,224 Seven Seas Money Market Fund (AT NET ASSET VALUE)         97,224

        --------------------------------------------------   -----------
        TOTAL INVESTMENTS (IDENTIFIED COST $86,413,184)(2)   $91,614,560

        --------------------------------------------------   -----------

(1)  Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $86,413,184. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $5,201,376 which is comprised of $11,674,363 appreciation and $6,472,987 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($91,549,673) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statement

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)

-------------------------------------------------------------------------------


                             U.S.

                          GOVERNMENT     NEW YORK

                          SECURITIES     MUNICIPAL     LARGE-CAP       MID-CAP
                             FUND       INCOME FUND   VALUE FUND     STOCK FUND

                          -----------   -----------   -----------    -----------

ASSETS:

------------------------
Investments in securi-

ties, at value            $57,079,877   $48,565,322   $38,387,227    $91,614,560
------------------------  -----------   -----------   -----------    -----------
Cash                               --        91,980            --             --
------------------------
Income receivable           1,235,638       809,288        54,435         60,067
------------------------
Receivable for shares

sold                               --        28,837         1,519             --
------------------------
Receivable for invest-

ments sold                         --            --     4,133,908             --
------------------------
Deferred organizational

costs                              --            --           150          7,119
------------------------
Other assets                   10,622         8,869         2,474         33,049
------------------------  -----------   -----------   -----------    -----------
  Total assets             58,326,137    49,504,296    42,579,713     91,714,795
------------------------  -----------   -----------   -----------    -----------
LIABILITIES:

------------------------
Income distribution pay-

able                          303,885       196,160            --            145
------------------------
Payable for investments

purchased                          --            --     2,919,163             --
------------------------
Payable to Bank                33,189            --       444,821          6,600
------------------------
Payable for shares re-

deemed                             --        38,882        82,864        158,377
------------------------  -----------   -----------   -----------    -----------
  Total liabilities           337,074       235,042     3,446,848        165,122
------------------------  -----------   -----------   -----------    -----------
NET ASSETS                $57,989,063   $49,269,254   $39,132,865    $91,549,673
------------------------  -----------   -----------   -----------    -----------
NET ASSETS CONSISTS OF:

------------------------
Paid in capital           $60,695,997   $51,974,496   $36,105,114    $91,029,673
------------------------
Net unrealized apprecia-
tion (depreciation) of

investments                (1,960,686)   (2,723,511)    2,675,347      5,201,376(1)
------------------------
Accumulated net realized
gain (loss) on invest-

ments                        (639,766)       21,889       329,026     (4,656,694)
------------------------
Accumulated undistrib-
uted net investment in-
come/
(Distributions in excess
of net investment in-

come)                        (106,482)       (3,620)       23,378        (24,682)
------------------------  -----------   -----------   -----------    -----------
 TOTAL NET ASSETS         $57,989,063   $49,269,254   $39,132,865    $91,549,673
------------------------  -----------   -----------   -----------    -----------
NET ASSET VALUE, OFFER-
ING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
Net Asset Value and Re-
demption Proceeds Per

Share                     $      9.16   $      9.69   $     11.52    $     12.20
------------------------  -----------   -----------   -----------    -----------
Offering Price Per

Share*                    $      9.59** $     10.15** $     12.19*** $     12.91***
------------------------  -----------   -----------   -----------    -----------
SHARES OUTSTANDING:         6,331,787     5,086,645     3,397,994      7,506,100
------------------------  -----------   -----------   -----------    -----------
Investments, at identi-

fied cost                 $59,040,563   $51,288,833   $35,711,880    $86,413,184
------------------------  -----------   -----------   -----------    -----------
Investments, at tax cost  $59,040,563   $51,288,833   $35,711,880    $86,413,184
------------------------  -----------   -----------   -----------    -----------

(1) Includes $219,604 and $3,240,292 of unrealized depreciation at October 15, 1999, related to the tax-free transfer of assets from the acquisition of Vision Capital Appreciation Fund and Vision Growth and Income Fund, respectively.

*  See "What Shares Cost" in the Prospectus.

** Computation of offering price per share 100/95.5 of net asset value. *** Computation of offering price per share 100/94.5 of net asset value. (See Notes which are an integral part of the Financial Statements).

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF OPERATIONS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


                             U.S.

                          GOVERNMENT    NEW YORK     LARGE CAP    MID CAP
                          SECURITIES    MUNICIPAL      VALUE       STOCK

                             FUND      INCOME FUND     FUND        FUND

------------------------  -----------  -----------  -----------  ---------
INVESTMENT INCOME:

------------------------
Dividends                 $        --  $        --  $   512,362  $ 598,516(a)
------------------------
Interest                    2,099,650    1,367,396       34,301     32,794
------------------------  -----------  -----------  -----------  ---------
 TOTAL INVESTMENT INCOME    2,099,650    1,367,396      546,663    631,310
------------------------
EXPENSES:

------------------------
Investment advisory fee       207,622      180,878      152,096    287,357
------------------------
Administrative personnel

and services fee               37,952       33,065       27,811     51,696
------------------------
Custodian fees                  5,771        1,837        3,869      6,387
------------------------
Transfer and dividend
disbursing agent fees

and expenses                    3,111        9,514        3,244     54,597
------------------------
Directors' fees                   645          436          436      1,914
------------------------
Auditing fees                   5,852        6,437        4,716      7,282
------------------------
Legal fees                      2,084        2,739        2,360      3,001
------------------------
Portfolio accounting

fees                            2,996       12,548          686        795
------------------------
Shareholder services

fees                               --           --           --    100,959
------------------------
Share registration costs        5,991        5,585        4,178     10,475
------------------------
Printing and postage            6,580        7,329        5,574      7,368
------------------------
Taxes                           2,211        1,938        1,617      3,196
------------------------
Insurance premiums                513          491          650        826
------------------------
Miscellaneous                   3,246        4,137        2,138      4,237
------------------------  -----------  -----------  -----------  ---------
 TOTAL EXPENSES               284,574      266,934      209,375    540,090
------------------------  -----------  -----------  -----------  ---------
WAIVERS--

------------------------
Waiver of investment ad-

visory fee                    (14,830)     (51,679)          --         --
------------------------  -----------  -----------  -----------  ---------
 TOTAL WAIVERS                (14,830)     (51,679)          --         --
------------------------  -----------  -----------  -----------  ---------
 NET EXPENSES                 269,744      215,255      209,375    540,090
------------------------  -----------  -----------  -----------  ---------
   NET INVESTMENT INCOME  $ 1,829,906  $ 1,152,141  $   337,288  $  91,220
------------------------  -----------  -----------  -----------  ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVEST-

MENTS:

------------------------
Net realized gain (loss)

on investments               (548,097)    (232,212)      88,228   (139,088)
------------------------
Net change in unrealized

appreciation
(depreciation)

of investments             (1,675,741)  (4,020,531)  (2,821,741)   495,349
------------------------  -----------  -----------  -----------  ---------
 Net realized and
 unrealized gain (loss)

 on investments            (2,223,838)  (4,252,743)  (2,733,513)   356,261
------------------------  -----------  -----------  -----------  ---------
   Change in net assets
   resulting from opera-

   tions                  $  (393,932) $(3,100,602) $(2,396,225) $ 447,481
------------------------  -----------  -----------  -----------  ---------

(a)  Net of foreign taxes withheld $3,359.

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                      U.S. GOVERNMENT          NEW YORK MUNICIPAL
                                      SECURITIES FUND              INCOME FUND


                                 --------------------------  ------------------------

                                  SIX MONTHS                 SIX MONTHS
                                    ENDED                       ENDED

                                 (UNAUDITED)    YEAR ENDED   (UNAUDITED)  YEAR ENDED
                                 OCTOBER 31,    APRIL 30,    OCTOBER 31,   APRIL 30,

                                     1999          1999         1999         1999

-------------------------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET
ASSETS:

-------------------------------
OPERATIONS--

-------------------------------
 Net investment income           $  1,829,906  $  3,646,599  $ 1,152,141  $ 2,105,202
-------------------------------
 Net realized gain (loss) in

 investments                         (548,097)      736,927     (232,212)     592,035
-------------------------------
 Net change in unrealized
 appreciation (depreciation)

 of investments                    (1,675,741)   (1,381,493)  (4,020,531)     182,293
-------------------------------  ------------  ------------  -----------  -----------  ---
  Change in net assets

   resulting from operations         (393,932)    3,002,033   (3,100,602)   2,879,530
-------------------------------  ------------  ------------  -----------  -----------  ---
DISTRIBUTIONS TO SHAREHOLDERS--

-------------------------------
 Distributions from net

 investment income                 (1,843,305)   (3,646,599)  (1,156,070)  (2,105,013)
-------------------------------
 Distributions in excess of net

 investment income                         --       (40,791)          --           --
-------------------------------
 Distributions from net

 realized gains                            --      (143,679)          --     (418,108)
-------------------------------  ------------  ------------  -----------  -----------  ---
  Change in net assets
  resulting from

  distributions to shareholders    (1,843,305)   (3,831,069)  (1,156,070)  (2,523,121)
-------------------------------  ------------  ------------  -----------  -----------  ---
SHARE TRANSACTIONS--

-------------------------------
 Proceeds from sales of shares     10,465,181    29,820,625    5,063,939   14,820,904
-------------------------------
 Net asset value of shares
 issued to shareholders
 in payment of distributions

 declared                             738,950     2,004,351      589,710    1,729,957
-------------------------------
 Cost of shares redeemed          (15,077,789)  (20,817,810)  (4,987,439)  (7,503,231)
-------------------------------  ------------  ------------  -----------  -----------  ---
  Change in net assets
  resulting from share

  transactions                     (3,873,658)   11,007,166      666,210    9,047,630
-------------------------------  ------------  ------------  -----------  -----------  ---
   Change in net assets            (6,110,895)   10,178,130   (3,590,462)   9,404,039
-------------------------------
NET ASSETS:

-------------------------------
 Beginning of period               64,099,958    53,921,828   52,859,716   43,455,677
-------------------------------  ------------  ------------  -----------  -----------
 End of period                   $ 57,989,063  $ 64,099,958  $49,269,254  $52,859,716
-------------------------------  ------------  ------------  -----------  -----------
 Undistributed (distributions
 in excess of) net investment
 income included in net assets

 at end of period                $   (106,482) $         --  $    (3,620) $       309
-------------------------------  ------------  ------------  -----------  -----------
 Net gain as computed for

 federal tax purposes            $         --  $    643,715  $        --  $   592,034
-------------------------------  ------------  ------------  -----------  -----------

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                      LARGE CAP VALUE              MID CAP STOCK
                                           FUND                        FUND


                                 --------------------------  --------------------------

                                  SIX MONTHS                  SIX MONTHS
                                    ENDED                       ENDED

                                 (UNAUDITED)    YEAR ENDED   (UNAUDITED)    YEAR ENDED
                                 OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,

                                     1999          1999          1999          1999

-------------------------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET
ASSETS:

-------------------------------
OPERATIONS--

-------------------------------
 Net investment income           $    337,288  $    693,984  $     91,220  $    341,228
-------------------------------
 Net realized gain (loss) in

 investments                           88,228       240,798      (139,088)   (2,004,995)
-------------------------------
 Net change in unrealized
 appreciation (depreciation)

 of investments                    (2,821,741)    2,976,378       495,349   (17,284,916
-------------------------------  ------------  ------------  ------------  ------------  ---
  Change in net assets

   resulting from operations       (2,396,225)    3,911,160       447,481   (18,948,683)
-------------------------------  ------------  ------------  ------------  ------------  ---
DISTRIBUTIONS TO SHAREHOLDERS--

-------------------------------
 Distributions from net

 investment income                   (335,145)     (701,886)     (117,558)     (595,621)
-------------------------------
 Distributions from net

 realized gains                            --       (35,324)   (2,448,966)   (7,857,216)
-------------------------------  ------------  ------------  ------------  ------------  ---
  Change in net assets
  resulting from

  distributions to shareholders      (335,145)     (737,210)   (2,566,524)   (8,452,837)
-------------------------------  ------------  ------------  ------------  ------------  ---
SHARE TRANSACTIONS--

-------------------------------
 Proceeds from sales of shares      6,276,858    43,258,619     4,289,242    16,281,454
-------------------------------
 Shares issued in connection
 with the acquisition of Vision

 Capital Appreciation Fund                 --            --    21,925,137            --
-------------------------------
 Shares issued in connection
 with the acquisition of Vision

 Growth & Income Fund                      --            --    65,433,417            --
-------------------------------
 Net asset value of shares
 issued to shareholders
 in payment of distributions

 declared                             174,016       359,543     2,261,510     7,555,836
-------------------------------
 Cost of shares redeemed          (10,168,396)  (38,613,280)  (82,443,929)  (57,636,498)
-------------------------------  ------------  ------------  ------------  ------------  ---
  Change in net assets
  resulting from share

  transactions                     (3,717,522)    5,004,882    11,465,377   (33,799,208)
-------------------------------  ------------  ------------  ------------  ------------  ---
   Change in net assets            (6,448,892)    8,178,832     9,346,334   (61,200,728)
-------------------------------
NET ASSETS:

-------------------------------
 Beginning of period               45,581,757    37,402,925    82,203,339   143,404,067
-------------------------------  ------------  ------------  ------------  ------------
 End of period                   $ 39,132,865  $ 45,581,757  $ 91,549,673  $ 82,203,339
-------------------------------  ------------  ------------  ------------  ------------
 Undistributed (distributions
 in excess of) net investment
 income included in net assets

 at end of period                $     23,378  $     21,126  $    (24,682) $      1,656
-------------------------------  ------------  ------------  ------------  ------------
 Net gain (loss) as computed

 for federal tax purposes        $     88,228  $    240,798  $    139,088  $   (966,072)
-------------------------------  ------------  ------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

VISION EQUITY AND INCOME FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                 NET REALIZED                           DISTRIBUTIONS

           NET ASSET                 AND                  DISTRIBUTIONS IN EXCESS OF  DISTRIBUTIONS
  YEAR      VALUE,      NET       UNREALIZED   TOTAL FROM   FROM NET         NET        FROM NET
  ENDED    BEGINNING INVESTMENT GAIN (LOSS) ON INVESTMENT  INVESTMENT    INVESTMENT     REALIZED        TOTAL

APRIL 30,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS    INCOME        INCOME         GAINS     DISTRIBUTIONS

-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
FUND

1995        $ 9.25      0.56        (0.16)        0.40        (0.56)           --            --         (0.56)
1996        $ 9.09      0.52         0.22         0.74        (0.52)           --            --         (0.52)
1997        $ 9.31      0.58        (0.03)        0.55        (0.58)           --            --         (0.58)
1998        $ 9.28      0.60         0.34         0.94        (0.60)        (0.01)(c)        --         (0.61)
1999        $ 9.61      0.58        (0.08)        0.50        (0.57)        (0.01)(c)     (0.02)        (0.60)
1999(d)     $ 9.51      0.29        (0.35)       (0.06)       (0.29)           --            --         (0.29)
NEW YORK MUNICIPAL INCOME FUND

1995        $ 9.61      0.46         0.06         0.52        (0.46)           --            --         (0.46)
1996        $ 9.67      0.46         0.23         0.69        (0.46)           --            --         (0.46)
1997        $ 9.90      0.48         0.18         0.66        (0.48)           --            --         (0.48)
1998        $10.08      0.46         0.38         0.84        (0.46)           --         (0.04)        (0.50)
1999        $10.42      0.46         0.19         0.65        (0.46)           --         (0.09)        (0.55)
1999(d)     $10.52      0.23        (0.83)       (0.60)       (0.23)           --            --         (0.23)
LARGE CAP VALUE FUND

1998(e)     $ 9.99      0.08         1.47         1.55        (0.07)           --            --         (0.07)
1999        $11.47      0.19         0.78         0.97        (0.19)           --         (0.01)        (0.20)
1999(d)     $12.24      0.09        (0.72)       (0.63)       (0.09)           --            --         (0.09)
MID CAP STOCK FUND

1995        $ 9.93      0.21         0.43         0.64        (0.22)           --            --         (0.22)
1996        $10.35      0.13         2.98         3.11        (0.11)           --            --         (0.11)
1997        $13.35      0.13         2.35         2.48        (0.13)           --         (0.59)        (0.72)
1998        $15.11      0.11         4.34         4.45        (0.09)           --         (3.34)        (3.43)
1999        $16.13      0.05        (1.67)       (1.62)       (0.07)           --         (0.99)        (1.06)
1999(d)     $13.45      0.02        (0.81)       (0.78)       (0.02)           --         (0.44)        (0.46)
-----------------------------------------------------------------------------------------------------------------

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) Computed on an annualized basis.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(d) For the six-months ended October 31, 1999 (unaudited).

(e) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(f) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------

                                   RATIOS TO AVERAGE NET ASSETS

                      --------------------------------------------------------
                                                                     NET        NET ASSETS

NET ASSET                             NET                        INVESTMENT         END
VALUE, END    TOTAL                INVESTMENT     EXPENSES         INCOME        OF PERIOD   PORTFOLIO
OF PERIOD   RETURN(A) EXPENSES(F)  INCOME(F)   (AFTER WAIVERS) (AFTER WAIVERS) (000 OMITTED) TURNOVER

------------------------------------------------------------------------------------------------------
  $ 9.09       4.59%     1.44%        5.19%         0.43%           6.20%        $ 29,573        78%
  $ 9.31       8.10%     1.33%        5.24%         1.16%           5.41%        $ 34,492       132%
  $ 9.28       6.05%     1.31%        6.03%         1.11%           6.23%        $ 44,485       121%
  $ 9.61      10.42%     1.12%        6.21%         1.03%           6.30%        $ 53,922        70%
  $ 9.51       5.31%     0.97%        5.90%         0.92%           5.95%        $ 64,100        68%
  $ 9.16      (0.63%)    0.96%(b)     6.12%(b)      0.91%(b)        6.17%(b)     $ 57,989        24%
  $ 9.67       5.58%     1.52%        3.68%         0.40%           4.80%        $ 27,346        51%
  $ 9.90       7.18%     1.38%        4.26%         1.04%           4.60%        $ 32,621       113%
  $10.08       6.76%     1.39%        4.36%         1.01%           4.74%        $ 35,480        79%
  $10.42       8.37%     1.27%        4.04%         0.96%           4.35%        $ 43,456        45%
  $10.52       6.37%     1.02%        4.18%         0.82%           4.38%        $ 52,860        44%
  $ 9.69      (5.78%)    1.03%(b)     4.26%(b)      0.83%(b)        4.46%(b)     $ 49,269        26%
  $11.47      15.51%     1.60%(b)     0.89%(b)      1.08%(b)        1.41%(b)     $ 37,403        11%
  $12.24       8.59%     1.02%        1.67%         1.02%           1.67%        $ 45,582        55%
  $11.52      (5.15%)    0.96%(b)     1.55%(b)      0.96%(b)        1.55%(b)     $ 39,133        16%
  $10.35       6.61%     1.43%        1.20%         0.47%           2.16%        $ 39,358        79%
  $13.35      30.18%     1.16%        1.09%         1.16%           1.09%        $ 65,119        77%
  $15.11      18.61%     1.14%        0.87%         1.14%           0.87%        $114,090       134%
  $16.13      31.40%     1.21%        0.65%         1.21%           0.65%        $143,404        88%
  $13.45      (9.26%)    1.20%        0.32%         1.20%           0.32%        $ 82,203       145%
  $12.20      (5.70%)    1.34%(b)     0.23%(b)      1.34%(b)        0.23%(b)     $ 91,550        85%
------------------------------------------------------------------------------------------------------

VISION EQUITY AND INCOME FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

-------------------------------------------------------------------------------


(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the In-vestment Company Act of 1940, as amended (the "Act"), as an open-end manage-ment investment company. The Corporation consists of seven portfolios (indi-vidually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------------

  Vision U.S. Government Securities Fund    Current income by investing primarily in
  ("U.S. Government Securities Fund") (d)   securities that are guaranteed for

                                            payment of principal and interest by the
                                            U.S. Government, its agencies or
                                            instrumentalities. Capital appreciation
                                            is a secondary investment consideration.

-------------------------------------------------------------------------------------
  Vision New York Municipal Income Fund Current income which is exempt from
  ("New York Municipal Income Fund") (n) federal regular income tax, and the personal income taxes imposed by the
                                            State of New York and New York
                                            Municipalities and is consistent
                                            with preservation of capital.

-------------------------------------------------------------------------------------
  Vision Large Cap Value Fund ("Large Cap Current income by investing in a diversified Value Fund") (formerly Vision Equity portfolio consisting primarily of income- Income Fund) (d) producing equity securities of domestic companies (common and preferred stock and
                                            convertible securities). Capital appreciation
                                            is a secondary investment consideration.

-------------------------------------------------------------------------------------
  Vision Mid Cap Stock Fund ("Mid Cap Total Return by investing primarily in a
  Stock Fund") (formerly Vision Growth and diversified portfolio of mid-cap stocks.

  Income Fund) (d)


(d)  Diversified

(n)  Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On August 30, 1999, Vision Equity Income Fund changed it name to Vision Large Cap Value Fund.

Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired the assets of both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------
the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above. The acquisition was accomplished by a tax-free exchange of 1,899,378 shares of Mid Cap Stock Fund (valued at $21,918,824) for the 2,232,059 shares of the Capital Appreciation Fund outstanding on October 15, 1999 along with an exchange of 5,668,880 shares of Mid Cap Stock Fund (valued at $65,433,417) for the 5,668,880 shares of Growth and Income Fund. The Capital Appreciation Fund's net assets at that date ($21,925,137), including $219,604 of unrealized depreciation, were combined with those of Growth and Income Fund at that date ($65,433,417) including unrealized depreciation of $3,240,292.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. Government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------
  pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1999 the following funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:


                        CAPITAL LOSS
                       CARRYFORWARD TO

   FUND                EXPIRE IN 2006

   ----                ---------------
   Mid Cap Stock Fund    $1,194,920


  Net realized capital losses on U.S. Government Securities Fund of $93,005 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Fund's next taxable year (May 1, 1999).

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

(3) CAPITAL STOCK

At October 31, 1999, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Transactions in capital stock were as follows:


                                  U.S. GOVERNMENT        NEW YORK MUNICIPAL
                                  SECURITIES FUND            INCOME FUND

                               -----------------------  ---------------------
                               SIX MONTHS      YEAR     SIX MONTHS    YEAR
                                  ENDED       ENDED        ENDED      ENDED

                               OCTOBER 31,  APRIL 30,   OCTOBER 31, APRIL 30,
                                  1999         1999        1999       1999

-----------------------------  -----------  ----------  ----------- ---------
Shares sold                     1,127,731    3,079,153    499,164   1,398,178

-----------------------------
Shares issued to shareholders
in payment of distributions

declared                           79,784      206,405     58,249     163,247
-----------------------------  ----------   ----------   --------   ---------
Shares redeemed                (1,617,386)  (2,156,921)  (494,863)   (708,022)
-----------------------------  ----------   ----------   --------   ---------
 Net change resulting from

 share transactions              (409,871)   1,128,637     62,550     853,403
-----------------------------  ----------   ----------   --------   ---------


                              LARGE CAP VALUE FUND     MID CAP STOCK FUND

                             ----------------------  -----------------------
                             SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                ENDED      ENDED        ENDED       ENDED

                             OCTOBER 31, APRIL 30,   OCTOBER 31,  APRIL 30,
                                1999        1999        1999         1999

---------------------------  ----------- ----------  -----------  ----------
Shares sold                    522,932    3,806,743     554,459    1,212,792

---------------------------
Shares issued in connection

with the acquisition of

Vision Capital Appreciation

Fund                                --           --   1,899,378           --
---------------------------
Shares issued in connection
with the acquisition of

Vision Growth & Income Fund         --           --   5,668,880           --
---------------------------
Shares issued to
shareholders in payment of

distributions declared          14,739       32,115     191,893      626,173
---------------------------
Shares redeemed               (863,298)  (3,375,899) (6,919,898)  (4,618,805)
---------------------------   --------   ----------  ----------   ----------
 Net change resulting from

 share transactions           (325,627)     462,959   1,394,712   (2,779,840)
---------------------------   --------   ----------  ----------   ----------

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee or reimburse other operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.


                                                                        ANNUAL

 FUND                                                                    RATE

 ----                                                                   ------
 U.S. Government Securities Fund                                        0.70%
 New York Municipal Income Fund                                         0.70%
 Large Cap Value Fund                                                   0.70%
 Mid Cap Stock Fund                                                     0.85%


SUB-ADVISORY FEE--Effective October 15, 1999, Independence Investment Associates, Inc. became the sub-adviser to Mid Cap Stock Fund and receives for its services an allocable portion of the advisory fee the Adviser receives from Mid Cap Stock Fund. The sub-adviser receives for its services an annual sub-advisory fee equal to 0.40% of Mid Cap Stock Fund's average daily net assets paid by the Adviser.

ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEE--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may voluntarily choose to waive a portion of its fee. Fserv can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Corporation has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that each Fund may incur distribution expenses up to 0.25 % of the average daily net assets of the Fund, annually, to reimburse FSC. The Funds did not pay or accrue distribution fees during the six months ended October 31, 1999.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. U.S. Government Securities Fund, New York Municipal Income Fund and Large Cap Value Fund did not pay or accrue shareholder services fees during the six months ended October 31, 1999.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by Federated Administrative Services ("FAS"). Each Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund's effective date. For the six months ended October 31, 1999, the following amounts were expensed by each fund:


                                       AMOUNT

                      EXPENSES OF AMORTIZED FOR THE
                      ORGANIZING  SIX MONTHS ENDED

                       THE FUND   OCTOBER 31, 1999

                      ----------- -----------------
Large Cap Value Fund    $   253        $   24
Mid Cap Stock Fund      $19,915        $1,853


GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and the conversion of securities related to the reorganization of Vision Capital Appreciation Fund and Vision Growth & Income Fund into Mid Cap Stock Fund, for the six months ended October 31, 1999, were as follows:


FUND                              PURCHASES     SALES

----                             ----------- -----------
U.S. Government Securities Fund  $13,720,198 $14,290,375
New York Municipal Income Fund   $14,852,791 $13,321,515
Large Cap Value Fund             $ 6,699,142 $ 8,613,148
Mid Cap Stock Fund               $67,613,275 $74,729,410


(6) CONCENTRATION OF CREDIT RISK

Since New York Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-ex-empt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 38.8% of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.77% of total market value of investments.

VISION EQUITY AND INCOME FUNDS

-------------------------------------------------------------------------------

(7) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser, Sub-Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

DIRECTORS                             OFFICERS

--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales
                                       President and Treasurer

Joseph J. Castiglia                   Beth S. Broderick

                                       Vice President and Assistant Treasurer

Daniel R. Gernatt, Jr.                Victor R. Siclari
                                       Secretary

George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------



Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F406
Cusip 92830F505
Cusip 92830F802

Cusip 92830F810
Cusip 92830F794
Cusip 92830F786

[RECYCLED LOGO APPEARS HERE]
G00158-03 (12/99)

                               SEMI-ANNUAL REPORT

                                TO SHAREHOLDERS

                                OCTOBER 31, 1999

                                     VISION

                                U.S. Government
                                Securities Fund

                                 Class A Shares

--------------------------------------------------------------------------------

                                     VISION

                               New York Municipal
                                  Income Fund

                                 Class A Shares

--------------------------------------------------------------------------------

                                     VISION

                              Large Cap Value Fund
                                 Class A Shares
                                 Class B Shares

--------------------------------------------------------------------------------

                                     VISION

                               Mid Cap Stock Fund
                                 Class A Shares
                                 Class B Shares

  Manufacturers and Traders Trust Company
  Investment Adviser to the Funds
  One M&T Plaza

  Buffalo, NY 14240-4556

--------------------------------------------------------------------------------
                                     VISION

                                U.S. Government
                                Securities Fund

                 Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. government, its agencies or instrumentalities (Fund shares themselves are not guaranteed).

--------------------------------------------------------------------------------

                                     VISION

                               New York Municipal
                                  Income Fund

                      Seeks current income that is exempt

                        from federal, New York State and
                       New York City income taxes,* as is

                    consistent with preservation of capital.

--------------------------------------------------------------------------------

                                     VISION

                              Large Cap Value Fund
                      (formerly VISION Equity Income Fund)

    Seeks to provide current income by investing in a diversified portfolio consisting primarily of income- producing equity securities of domestic companies (common and preferred stock and convertible securities). Capital appreciation is a secondary investment consideration.

--------------------------------------------------------------------------------

                                     VISION

                               Mid Cap Stock Fund

Seeks total return by investing primarily in a diversified portfolio of mid-cap stocks.

--------------------------------------------------------------------------------

                                     VISION

                               Money Market Fund
                    Seeks current income with liquidity and

                  stability of principal by investing in high-
                      quality money market instruments.**

--------------------------------------------------------------------------------

                                     VISION

                                 Treasury Money
                                  Market Fund

                    Seeks current income with liquidity and
               stability of principal by investing in short-term

             U.S. Treasury obligations, which are fully guaranteed
                     for payment of principal and interest

                           by the U.S. government.**

--------------------------------------------------------------------------------

                                     VISION

                               New York Tax-Free
                               Money Market Fund

               Seeks a high level of current interest income that is exempt from federal, New York State and

                    New York City income taxes,* as well as
                    liquidity and stability of principal.**

--------------------------------------------------------------------------------
* Some income may be subject to the federal alternative minimum tax and state and local taxes.

** An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For more complete information about any of the Vision Funds, contact (800) 836-2211 for a prospectus. Please read the prospectus carefully before investing.

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the VISION money market funds for the six-month period ended October 31, 1999. It contains complete financial information--including a list of portfolio holdings--for VISION Money Market Fund, VISION Treasury Money Market Fund, and VISION New York Tax- Free Money Market Fund.

Each VISION money market fund gives you a convenient way to keep your ready cash working every day. You also have easy access to your money, and a high degree of safety.* The following highlights summarize fund activity for the six-month reporting period.

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. Assets passed the $1 billion level at the end of the reporting period.

VISION Treasury Money Market Fund, which invests primarily in U.S. Treasury securities, paid dividends totaling $0.02 per share to Class A Shares investors and $0.02 per share to Class S Shares investors. Assets totaled $531 million at the end of the reporting period.

VISION New York Tax-Free Money Market Fund, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.01 per share.** Assets totaled $172.6 million at the end of the reporting period.

Thank you for participating in the daily earning power of the VISION Money Market Funds. We'll continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

/s/ Edward C. Gonzales
Edward C. Gonzales
President
December 15, 1999

*An investment in the funds is neither insured nor guaranteed by the Federal
 Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**Income may be subject to the federal alternative minimum tax and state and local taxes.

VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                           VALUE

 ----------- ------------------------------------------------   --------------
 (1) CORPORATE OBLIGATIONS--72.4%

 ------------------------------------------------------------
             AUTOS--11.5%

             ------------------------------------------------
 $40,000,000 DaimlerChrysler North America Holding Corp.,

             5.296%, 11/06/1999                                 $   39,967,345
             ------------------------------------------------
  45,000,000 Ford Motor Credit Corp., 5.354%, 1/7/2000              44,211,000
             ------------------------------------------------
  40,000,000 General Motors Acceptance Corp., 5.879%,

             2/14/2000                                              39,333,833

             ------------------------------------------------   --------------
             Total                                                 123,512,178

             ------------------------------------------------   --------------
             CAPITAL EQUIPMENT & SERVICES--3.7%

             ------------------------------------------------
  40,000,000 Deere & Co., 4.979%, 11/16/1999                        39,920,000
             ------------------------------------------------   --------------
             DIVERSIFIED--4.5%

             ------------------------------------------------
  50,000,000 General Electric Capital Corp., 5.867%, 6/9/2000       47,892,500

             ------------------------------------------------   --------------
             FINANCIAL RECEIVABLES--12.0%

             ------------------------------------------------
  50,000,000 Apreco, Inc., 6.094%, 2/15/2000                        48,980,125
             ------------------------------------------------
  50,000,000 Associates Corp. of North America, 5.349%,

             11/15/1999                                             49,666,764

             ------------------------------------------------
  30,000,000 CIESCO, L.P., 5.360%, 11/8/1999                        29,831,217
             ------------------------------------------------   --------------
             Total                                                 128,478,106

             ------------------------------------------------   --------------
             FINANCIAL SERVICES--7.9%

             ------------------------------------------------
  39,600,000 (2)Morgan Stanley, Dean Witter & Co., 5.475%,
             1/21/2000                                              39,600,000
             ------------------------------------------------
  45,000,000 Toronto Dominion Holdings (USA), Inc.,
             (Guaranteed by

             Toronto-Dominion Bank), 4.903%, 11/5/1999              44,976,100

             ------------------------------------------------   --------------
             Total                                                  84,576,100

             ------------------------------------------------   --------------
             FOOD & BEVERAGE--2.3%

             ------------------------------------------------
  25,000,000 Coca-Cola Co., 5.286%, 11/4/1999                       24,875,806
             ------------------------------------------------   --------------
             INSURANCE--8.8%

             ------------------------------------------------
  50,000,000 American General Finance Corp., 5.296%,

             11/29/1999                                             49,751,139

             ------------------------------------------------
  45,000,000 Prudential Funding Corp., 5.381%, 12/1/1999            44,800,875
             ------------------------------------------------   --------------
             Total                                                  94,552,014

             ------------------------------------------------   --------------
             OIL--12.9%

             ------------------------------------------------
  45,000,000 BP America, Inc., (Guaranteed by BP Amoco PLC),
             5.451%, 1/18/2000                                      44,483,250

             ------------------------------------------------

VISION MONEY MARKET FUND

-------------------------------------------------------------------------------

  PRINCIPAL

   AMOUNT                                                           VALUE

 ----------- ------------------------------------------------   --------------
 (1) CORPORATE OBLIGATIONS--CONTINUED

 ------------------------------------------------------------
             OIL--CONTINUED

             ------------------------------------------------
 $50,000,000 Chevron U.S.A., Inc., (Guaranteed by Chevron

             Corp.), 5.285%, 11/19/1999                         $   49,766,222
             ------------------------------------------------
  45,000,000 Texaco, Inc., 5.477%, 1/18/2000                        44,480,325
             ------------------------------------------------   --------------
             Total                                                 138,729,797

             ------------------------------------------------   --------------
             RECEIVABLES--4.2%

             ------------------------------------------------
  45,000,000 American Express Credit Corp., 5.351%, 12/6/1999       44,769,438

             ------------------------------------------------   --------------
             TELECOMMUNICATIONS--4.6%

             ------------------------------------------------
  50,000,000 AT&T Corp., 5.328%, 11/23/1999                         49,639,986
             ------------------------------------------------   --------------
             TOTAL CORPORATE OBLIGATIONS                           776,945,925

             ------------------------------------------------   --------------
 (1) U.S. GOVERNMENT AGENCIES--22.3%

 ------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION--20.0%

             ------------------------------------------------
  40,000,000 4.740%, 11/2/1999                                      39,994,733
             ------------------------------------------------
  50,000,000 5.040%, 12/9/1999                                      49,734,000
             ------------------------------------------------
  50,000,000 5.260%, 12/10/1999                                     49,715,083
             ------------------------------------------------
  25,000,000 4.910%, 2/9/2000                                       24,964,335
             ------------------------------------------------
  50,000,000 5.267%, 9/21/2000                                      49,986,885
             ------------------------------------------------   --------------
             Total                                                 214,395,036

             ------------------------------------------------   --------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.3%

             ------------------------------------------------
  25,000,000 4.750%, 2/4/2000                                       24,686,632
             ------------------------------------------------   --------------
             TOTAL U.S. GOVERNMENT AGENCIES                        239,081,668

             ------------------------------------------------   --------------
 (3) REPURCHASE AGREEMENT--5.6%

 ------------------------------------------------------------
  59,538,800 State Street Bank & Trust Co., 5.200%, dated

             10/29/1999, due 11/1/1999                              59,538,800

             ------------------------------------------------   --------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(4)           $1,075,566,393

             ------------------------------------------------   --------------

(1) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2) Denotes variable rate securities which show current rate and next demand date shown.

(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at October 31, 1999.

(4) Also represents cost for federal tax purposes.

VISION MONEY MARKET FUND

--------------------------------------------------------------------------------
Note: The categories of investments are shown as a percentage of net assets
      ($1,072,394,803) at October 31, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

  PRINCIPAL

    AMOUNT                                                            VALUE

 ------------ --------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--45.2%

 ---------------------------------------------------------------
              U.S. TREASURY BILLS--5.6%

              --------------------------------------------------
 $ 30,000,000 4.825%-4.990%, 11/18/1999-1/20/2000                  $ 29,711,385
              --------------------------------------------------   ------------
              U.S. TREASURY NOTES--39.6%

              --------------------------------------------------
  210,000,000 5.375%-6.375%, 12/31/1999-7/31/2000                   210,334,311
              --------------------------------------------------   ------------
              TOTAL U.S. TREASURY OBLIGATIONS                       240,045,696

              --------------------------------------------------   ------------
 (1) REPURCHASE AGREEMENTS--54.5%

 ---------------------------------------------------------------
   26,000,000 Goldman Sachs Group, LP, 5.080%, dated 10/29/1999,
              due 11/1/1999                                          26,000,000

              --------------------------------------------------
  131,500,000 J.P. Morgan & Co., Inc., 5.150%, dated 10/29/1999,
              due 11/1/1999                                         131,500,000

              --------------------------------------------------
  131,883,900 State Street Bank & Trust Co., 5.200%, dated

              10/29/1999, due 11/1/1999                             131,883,900

              --------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                           289,383,900

              --------------------------------------------------   ------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(2)             $529,429,596

              --------------------------------------------------   ------------

(1) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at October 31, 1999.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($531,020,455) at October 31, 1999.

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL                                                CREDIT
   AMOUNT                                                 RATING*     VALUE

 ---------- ------------------------------------------   --------- ------------
 (1) SHORT-TERM MUNICIPALS--99.4%

 -----------------------------------------------------
            NEW YORK--98.3%

            ------------------------------------------
 $1,455,000 ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) Series
            1999-2, 3.30% TOB (Metropolitan Transportation Authority, NY)/(FSA
            INS)/(ABN AMRO Bank N.V.,

            Amsterdam LIQ), Optional Tender 5/10/2000    NR/VMIG1  $  1,455,000

            ------------------------------------------
  1,400,000 Amityville, NY, UN Free School District,

            (Series 1999), 4.00% TAN, 6/26/2000             NR        1,403,471
            ------------------------------------------
  1,000,000 Brookhaven-Comsewogue Union Free School

            District, NY, 4.25% TAN, 6/30/2000              NR        1,002,896
            ------------------------------------------
  2,550,000 Chautauqua County, NY, IDA, IDR Bonds
            Weekly VRDN (Belknap Business

            Forms)/(KeyBank, N.A. LOC)/(AMT)              A-1/NR      2,550,000

            ------------------------------------------
  1,975,000 Dalton-Nunda, NY, Central School District,

            3.40% BAN, 11/24/1999                           NR        1,975,240
            ------------------------------------------
  2,000,000 Dutchess County, NY, IDA, (Series 1998-A) Weekly VRDN (Marist
            College)/(Bank of New

            York, New York LOC)                           A-1+/NR     2,000,000

            ------------------------------------------
  2,125,000 Erie County, NY, IDA, (Series 1998) Weekly VRDN (B & G Properties,
            LLC)/(HSBC Bank

            USA LOC)/(AMT)                                A-1/NR      2,125,000

            ------------------------------------------
  2,325,000 Erie County, NY, IDA, Health, Hospital.
            Nursing Home Improvement Weekly VRDN
            (Episcopal Church Home & Affiliates Life

            Care Community, Inc.)/(Paribas, Paris LOC)   NR/VMIG1     2,325,000

            ------------------------------------------
  1,042,000 Groton Central School District, NY, 3.35%

            BAN, 3/30/2000                                  NR        1,042,619

            ------------------------------------------
  1,000,000 Lansing, NY, Central School District,

            3.90% BAN, 8/10/2000                            NR        1,002,235
            ------------------------------------------
  2,200,000 Livonia, NY, Central School District,

            4.25% BAN, 10/27/2000                           NR        2,209,396
            ------------------------------------------
  2,000,000 Long Island Power Authority, NY, (PA-522)
            Weekly VRDN (Merrill Lynch Capital

            Services, Inc. LIQ)/(FSA LOC)                A-1+ c/NR    2,000,000

            ------------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE

 ---------- -----------------------------------------   ---------- ------------
 (1) SHORT-TERM MUNICIPALS--CONTINUED

 ----------------------------------------------------
            NEW YORK--CONTINUED

            -----------------------------------------
 $6,800,000 Long Island Power Authority, NY, Electric
            System Subordinated Revenue Bonds (Series
            1) Weekly VRDN (Bayerische Landesbank
            Girozentrale and Westdeutsche Landesbank

            Girozentrale LOC)                           A-1+/VMIG1 $  6,800,000
            -----------------------------------------
  4,000,000 Long Island Power Authority, NY, Floater
            Certificates (Series 1998-66) Weekly VRDN
            (MBIA INS)/(Morgan Stanley, Dean Witter

            Municipal Funding, Inc. LIQ)                 A-1 c/NR     4,000,000

            -----------------------------------------
  2,400,000 Long Island Power Authority, NY, PA-513R,
            3.25% TOB (FSA INS)/(Merrill Lynch
            Capital Services, Inc. LIQ), Optional

            Tender 4/6/2000                             A-1+ c/NR     2,400,000

            -----------------------------------------
  6,000,000 Metropolitan Transportation Authority, NY, MERLOT (Series 1997 C-2)
            Weekly VRDN (FGIC INS)/(First Union National Bank,

            Charlotte, N.C. LIQ)                         NR/VMIG1     6,000,000

            -----------------------------------------
  3,000,000 Metropolitan Transportation Authority,
            NY, SSP29 (Series 1999) Weekly VRDN (FSA
            INS)/(Chase Manhattan Bank N.A., New York

            LIQ)                                         NR/VMIG1     3,000,000

            -----------------------------------------
  2,800,000 New York City Housing Development Corp.,
            (Series 1993A) Weekly VRDN (Columbus

            Gardens)/(Citibank N.A., New York LOC)       A-1+/NR      2,800,000

            -----------------------------------------
  1,000,000 New York City Housing Development Corp.,
            (Series A) Weekly VRDN (Upper Fifth

            Avenue)/(Bankers Trust Co., New York LOC)    NR/VMIG1     1,000,000

            -----------------------------------------
  2,500,000 New York City Municipal Water Finance
            Authority, Trust Receipts (Series 1997
            FR/RI-6) Weekly VRDN (MBIA INS)/(Bank of

            New York, New York LIQ)                     A-1/VMIG1     2,500,000

            -----------------------------------------
  3,700,000 New York City Trust For Cultural
            Resources, (Series 1990B) Daily VRDN
            (Solomon R. Guggenheim Foundation)/
            (Westdeutsche Landesbank Girozentrale

            LOC)                                        A-1+/VMIG1    3,700,999

            -----------------------------------------
  2,300,000 New York City, NY, IDA, Revenue Bonds
            Weekly VRDN (Children's Oncology

            Society)/(Bank of New York, New York LOC)    A-1+/NR      2,300,000

            -----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                              CREDIT
   AMOUNT                                               RATING*      VALUE

 ---------- ---------------------------------------   ----------- ------------
 (1) SHORT-TERM MUNICIPALS--CONTINUED

 --------------------------------------------------
            NEW YORK--CONTINUED

            ---------------------------------------
 $4,175,000 New York City, NY, Transitional Finance
            Authority, (1998 Subseries A-1) Weekly

            VRDN (Commerzbank AG, Frankfurt LIQ)      A-1+/VMIG1  $  4,175,000

            ---------------------------------------
  1,000,000 New York City, NY, Transitional Finance
            Authority, (1999 Subseries B-3) Weekly

            VRDN (Bank One, N.A. LIQ)                 A-1+/VMIG1     1,000,000

            ---------------------------------------
  2,000,000 New York City, NY, Transitional Finance
            Authority, (Series A, Subseries A-1)
            Weekly VRDN (Societe Generale,

            Paris LIQ)                                A-1+/VMIG1     2,000,000

            ---------------------------------------
  5,000,000 New York City, NY, Transitional Finance
            Authority,
            PT-1047 Weekly VRDN (Bank of America,

            N.A. LIQ)                                  A-1+c/NR      5,000,000

            ---------------------------------------
  3,000,000 New York City, NY, (PA-156), % TOB
            (Merrill Lynch Capital Services, Inc.
            LIQ)/(Merrill Lynch Capital Services,

            Inc. LOC), Optional Tender 2/17/2000       A-1+c/NR      3,000,000

            ---------------------------------------
  3,455,000 New York City, NY, (Series 1995 F-4)
            Weekly VRDN (Landesbank Hessen-

            Thueringen, Frankfurt LOC)                A-1+/VMIG1     3,455,000

            ---------------------------------------
  1,000,000 New York City, NY, (Series L), 5.25%

            Bonds, 8/1/2000                               NR         1,009,482

            ---------------------------------------
  7,700,000 New York State Dormitory Authority,
            (Series 1990B) Daily VRDN (Cornell
            University)/(Morgan Guaranty Trust Co.,

            New York LIQ)                             A-1+/VMIG1     7,700,000

            ---------------------------------------
  2,000,000 New York State Dormitory Authority, PA-
            60 (Series 1993) Weekly VRDN (Rochester
            General Hospital)/ (FHA INS)/(Merrill

            Lynch Capital Services, Inc. LIQ)           A-1+/NR      2,000,000

            ---------------------------------------
  6,600,000 New York State Energy Research &
            Development Authority, (1985 Series B)
            Daily VRDN (Niagara Mohawk Power

            Corp.)/(Toronto-Dominion Bank LOC)          NR/P-1       6,600,000

            ---------------------------------------
  7,400,000 New York State Energy Research & Development Authority, Trust
            Receipts, Series 1998 FR/RI-9 Weekly VRDN (Brooklyn Union Gas
            Co.)/(MBIA

            INS)/(Bank of New York, New York LIQ)     A-1+c/VMIG1    7,400,000

            ---------------------------------------
  3,901,000 New York State HFA Weekly VRDN (Special
            Surgery Hospital)/(Chase Manhattan Bank

            N.A., New York LOC)                        NR/VMIG1      3,901,000

            ---------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                                CREDIT
   AMOUNT                                                RATING*      VALUE

 ---------- -----------------------------------------   ---------- ------------
 (1) SHORT-TERM MUNICIPALS--CONTINUED

 ----------------------------------------------------
            NEW YORK--CONTINUED

            -----------------------------------------
 $6,000,000 New York State Local Government
            Assistance Corp., (Series B) Weekly VRDN

            (Bank of Nova Scotia, Toronto LOC)          A-1+/VMIG1 $  6,000,000
            -----------------------------------------
  7,000,000 New York State Local Government
            Assistance Corp., (Series E) Weekly VRDN

            (Canadian Imperial Bank of Commerce LOC)    A-1+/VMIG1    7,000,000

            -----------------------------------------
  1,400,000 New York State Medical Care Facilities
            Finance Agency Weekly VRDN (Pooled Loan
            Program)/(Chase Manhattan Bank N.A., New

            York LOC)                                    NR/VMIG1     1,400,000

            -----------------------------------------
  2,000,000 New York State Mortgage Agency, (PA-422)
            Weekly VRDN (Merrill Lynch Capital

            Services, Inc. LIQ)/(AMT)                    NR/VMIG1     2,000,000

            -----------------------------------------
  1,500,000 New York State Mortgage Agency, PA-406
            Weekly VRDN (Merrill Lynch Capital

            Services, Inc. LIQ)/(AMT)                    NR/VMIG1     1,500,000

            -----------------------------------------
  2,000,000 New York State Power Authority, 3.55% TOB
            (Bank of America, N.A., Bank of Tokyo-
            Mitsubishi Ltd. and Morgan Guaranty Trust
            Co., New York LIQ), Optional Tender

            3/1/2000                                    A-1/VMIG1     2,000,000

            -----------------------------------------
  2,530,000 New York State Thruway Authority, (PA-
            172), 3.80% TOB (Merrill Lynch Capital
            Services, Inc. LIQ)/(Merrill Lynch
            Capital Services, Inc. LOC), Optional

            Tender 1/27/2000                             A-1+c/NR     2,530,000

            -----------------------------------------
  1,700,000 Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Bonds
            (Series 1996D) Weekly VRDN (American Ref-Fuel Co.)/(Wachovia Bank of
            NC, N.A.

            LOC)/(AMT)                                   A-1+/P-1     1,700,000

            -----------------------------------------
  1,800,000 Niagara Falls, NY, Bridge Commission,
            Revenue Bonds (Series 1993A) Weekly VRDN

            (FGIC INS)/(Credit Local de France LIQ)     A-1+/VMIG1    1,800,000

            -----------------------------------------
  1,928,390 Odessa, NY, 3.67% BAN, 5/26/2000                NR        1,930,704
            -----------------------------------------
  1,000,000 Odessa-Montour, NY, Central School

            District, 3.25% BAN, 11/17/1999                 NR        1,000,038
            -----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                                RATING*      VALUE

 ---------- ----------------------------------------   ----------- ------------
 (1) SHORT-TERM MUNICIPALS--CONTINUED

 ---------------------------------------------------
            NEW YORK--CONTINUED

            ----------------------------------------
 $3,500,000 Onondaga County, NY, IDA, (Series 1999A)
            Weekly VRDN (Christian Brothers Academy

            of Syracuse, NY)/(KeyBank, N.A. LOC)           NR      $  3,500,000
            ----------------------------------------
  1,600,000 Oriskany, NY, Central School District,

            3.50% BAN, 12/8/1999                           NR         1,600,470
            ----------------------------------------
  2,050,000 Port Authority of New York and New
            Jersey, Versatile Structure Obligations,
            Series 3 Daily VRDN (Morgan Guaranty

            Trust Co., New York LIQ)                   A-1+/VMIG1     2,050,000

            ----------------------------------------
  1,500,000 Red Hook, NY, Central School District,

            4.25% BAN, 10/27/2000                          NR         1,506,409
            ----------------------------------------
  1,500,000 Riverhead, NY, IDA, IDRB, (Series 1998) Weekly VRDN (Altaire
            Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh

            LOC)/(AMT)                                     NR         1,500,000

            ----------------------------------------
  1,914,000 Rotterdam-Mohonasen Central School

            District, NY, 4.125% RAN, 6/30/2000            NR         1,920,167
            ----------------------------------------
    980,000 Senaca County, NY, IDA, Weekly VRDN (New
            York Chiropractic College)/(Fleet Bank

            N.A. LOC)                                    A-1/NR         980,000

            ----------------------------------------
  5,750,000 St. Lawrence County, NY, IDA, (Series

            1998A) Weekly VRDN (Alcoa, Inc.)/(AMT)       A-1/NR       5,750,000

            ----------------------------------------
  3,455,000 Suffolk County, NY, IDA, (Series 1997B) Weekly VRDN (Maryhaven
            Center of

            Hope)/(KeyBank, N.A. LOC)                      NR         3,455,000

            ----------------------------------------
  1,400,000 Syracuse, NY, IDA, Syracuse , Multi
            Modal Civic Facility Revenue Bonds
            (Series 1993) Daily VRDN (Syracuse
            University Eggers Halls Project)/(Morgan

            Guaranty Trust Co., New York LOC)          A-1+/VMIG1     1,400,000
            ----------------------------------------
  3,000,000 Triborough Bridge & Tunnel Authority,
            NY, Floater Certificates (Series 1998-
            72) Weekly VRDN (FGIC INS)/ (Morgan
            Stanley, Dean Witter Municipal Funding,

            Inc. LIQ)                                   A-1 c/NR      3,000,000

            ----------------------------------------
  1,300,000 VRDC/IVRC Trust, (Series 1992A) Weekly
            VRDN (New York City Municipal Water
            Finance Authority)/(MBIA INS)/(Citibank

            N.A., New York LIQ)                        A-1+c/VMIG1    1,300,000

            ----------------------------------------

VISION NEW YORK TAX-FREE MONEY MARKET FUND

-------------------------------------------------------------------------------

 PRINCIPAL                                               CREDIT
   AMOUNT                                               RATING*      VALUE

 ---------- ----------------------------------------   ---------- ------------
 (1) SHORT-TERM MUNICIPALS--CONTINUED

 ---------------------------------------------------
            NEW YORK--CONTINUED

            ----------------------------------------
 $5,300,000 VRDC/IVRC Trust, (Series 1993B) Weekly
            VRDN (Metropolitan Transportation
            Authority, NY)/(AMBAC INS)/(Citibank NA,

            New York LIQ)                              A-1+ c/NR  $  5,300,000
            ----------------------------------------
  1,000,000 VRDC/IVRC Trust, (Series 1993G) Weekly

            VRDN

            (St. Lukes Roosevelt Hospital
            Center)/(FHA INS)/ (Chase Manhattan Bank

            N.A., New York LIQ)                          A-1/NR      1,000,000

            ----------------------------------------
  2,000,000 William Floyd UFSD, NY, (Series 1999),

            4.00% TAN, 6/30/2000                           NR        2,005,423
            ----------------------------------------
  1,695,000 Yonkers, NY, IDA, Civic Facility Revenue
            Bonds, (Series 1994) Weekly VRDN
            (Consumers Union Facility)/ (AMBAC

            INS)/(Credit Local de France LIQ)          A-1+/VMIG1    1,695,000

            ----------------------------------------              ------------
            Total                                                 169,655,549

            ----------------------------------------              ------------
            PUERTO RICO--1.1%

            ----------------------------------------
  1,834,901 Commonwealth of Puerto Rico Municipal
            Revenues Collection Center, 1997A
            LeaseTOPS Trust Weekly VRDN (ABN AMRO
            Bank N.V., Amsterdam LIQ)/ (State Street

            Bank and Trust Co., LOC)                   A-1+ c/NR     1,834,901
            ----------------------------------------              ------------
            TOTAL INVESTMENTS (AT AMORTIZED COST)(2)              $171,490,450

            ----------------------------------------              ------------

(1) At October 31, 1999, 10.0% of the total investments at market value were subject to alternative minimum tax.

(2) Also represents cost for federal tax purposes.

*Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($172,575,104) at October 31, 1999.

VISION NEW YORK TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation AMT--Alternative Minimum Tax BAN--Bond Anticipation Notes FGIC--Financial Guaranty Insurance Company FHA--Federal Housing Administration FSA--Financial Security Assurance
HFA--Housing Finance Authority IDA--Industrial Development Authority
IDR--Industrial Development Revenue IDRB--Industrial Development Revenue Bond
INS--Insured LIQ--Liquidity Agreement LOC--Letter of Credit MBIA--Municipal Bond Investors Assurance MERLOT--Municipal Exempt Receipts--Liquidity Optional Tender Series RAN--Revenue Anticipation Notes TAN--Tax Anticipation Notes TOB--Tender Option Bonds VRDN--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                     NEW YORK
                                                        TREASURY     TAX-FREE

                                           MONEY         MONEY        MONEY
                                           MARKET        MARKET       MARKET

                                            FUND          FUND         FUND

-------------------------------------- -------------- ------------ ------------

ASSETS:

--------------------------------------
Investments in securities              $1,016,027,593 $240,045,696 $171,490,450
--------------------------------------
Investments in repurchase agreements       59,538,800  289,383,900           --
-------------------------------------- -------------- ------------ ------------
  Total investments, at amortized cost

   and value                            1,075,566,393  529,429,596  171,490,450
--------------------------------------
Cash                                               --       96,073      310,693
--------------------------------------
Income receivable                           2,408,411    3,933,327    1,263,579
--------------------------------------
Receivable for shares sold                        192        5,127           --
-------------------------------------- -------------- ------------ ------------
  Total assets                          1,077,974,996  533,464,123  173,064,722
-------------------------------------- -------------- ------------ ------------
LIABILITIES:

--------------------------------------
Income distribution payable                 4,271,155    2,380,103      467,802
--------------------------------------
Payable to Bank                             1,296,230           --           --
--------------------------------------
Accrued expenses                               12,808       63,565       21,816
-------------------------------------- -------------- ------------ ------------
  Total liabilities                         5,580,193    2,443,668      489,618
-------------------------------------- -------------- ------------ ------------
NET ASSETS                             $1,072,394,803 $531,020,455 $172,575,104
-------------------------------------- -------------- ------------ ------------
CLASS A SHARES                         $1,037,829,438 $505,620,085           --
-------------------------------------- -------------- ------------ ------------
CLASS S SHARES                         $   34,565,365 $ 25,400,370           --
-------------------------------------- -------------- ------------ ------------
NET ASSET VALUE, Offering Price and

Redemption Proceeds Per Share:                     --           --        $1.00
-------------------------------------- -------------- ------------ ------------
CLASS A SHARES                                  $1.00        $1.00           --
-------------------------------------- -------------- ------------ ------------
CLASS S SHARES                                  $1.00        $1.00           --
-------------------------------------- -------------- ------------ ------------
SHARES OUTSTANDING:                     1,072,394,803  531,020,455  172,575,104
-------------------------------------- -------------- ------------ ------------
CLASS A SHARES                          1,037,829,438  505,620,085           --
-------------------------------------- -------------- ------------ ------------
CLASS S SHARES                             34,565,365   25,400,370           --
-------------------------------------- -------------- ------------ ------------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                   NEW YORK
                                                      TREASURY     TAX-FREE

                                           MONEY        MONEY       MONEY
                                          MARKET       MARKET      MARKET

                                           FUND         FUND         FUND

--------------------------------------  -----------  -----------  ----------
INVESTMENT INCOME:

--------------------------------------
Interest                                $25,873,657  $15,092,374  $2,149,372
--------------------------------------  -----------  -----------  ----------
EXPENSES:

--------------------------------------
Investment advisory fee                   2,516,576    1,516,022     315,602
--------------------------------------
Administrative personnel and services

fee                                         643,837      387,454      80,662
--------------------------------------
Custodian fees                               21,220       16,933       2,436
--------------------------------------
Transfer and dividend disbursing agent

fees and expenses                           129,648        6,554       2,722
--------------------------------------
Directors' fees                               6,815        7,137       1,518
--------------------------------------
Auditing fees                                 6,584        6,880       6,158
--------------------------------------
Legal fees                                    2,517        2,729       2,275
--------------------------------------
Portfolio accounting fees                       503        1,866         218
--------------------------------------
Distribution services fee--Class S

Shares                                       30,589       29,667          --
--------------------------------------
Share registration costs                     21,890       14,274       6,284
--------------------------------------
Printing and postage                          9,100        7,674       8,043
--------------------------------------
Taxes                                        37,749       13,083       4,766
--------------------------------------
Insurance premiums                            2,517        7,603       3,442
--------------------------------------
Miscellaneous                                 5,305        2,519       2,200
--------------------------------------  -----------  -----------  ----------
 TOTAL EXPENSES                           3,434,850    2,020,395     436,326
--------------------------------------  -----------  -----------  ----------
Waivers--

--------------------------------------
Waiver of investment advisory fee          (251,658)    (242,564)    (56,808)
--------------------------------------  -----------  -----------  ----------
 TOTAL WAIVERS                             (251,658)    (242,564)    (56,808)
--------------------------------------  -----------  -----------  ----------
  NET EXPENSES                            3,183,192    1,777,831     379,518
--------------------------------------  -----------  -----------  ----------
   NET INVESTMENT INCOME                $22,690,465  $13,314,543  $1,769,854
--------------------------------------  -----------  -----------  ----------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   TREASURY                       NEW YORK TAX-FREE

                           MONEY MARKET FUND                   MONEY MARKET FUND                  MONEY MARKET FUND

                   ----------------------------------  ----------------------------------  --------------------------------
                                                                                             SIX MONTHS

                      SIX MONTHS                          SIX MONTHS                            ENDED
                        ENDED                               ENDED                            (UNAUDITED)

                     (UNAUDITED)        YEAR ENDED       (UNAUDITED)        YEAR ENDED       OCTOBER 31,      YEAR ENDED
                   OCTOBER 31, 1999   APRIL 30, 1999   OCTOBER 31, 1999   APRIL 30, 1999        1999        APRIL 30, 1999

-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
INCREASE
(DECREASE) IN NET

ASSETS

-----------------
OPERATIONS--

-----------------
 Net investment

 income            $     22,690,465  $     38,226,573  $     13,314,543  $     26,092,522  $     1,769,854  $     2,880,013
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
DISTRIBUTIONS TO

SHAREHOLDERS--

-----------------
 Distributions

 from net

 investment

 income                          --                --                --                --       (1,769,854)      (2,880,013)
-----------------
 Class A Shares         (22,160,930)      (37,596,521)      (12,827,548)      (25,161,937)              --               --
-----------------
 Class S Shares            (529,535)         (630,052)         (486,995)         (930,585)              --               --
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net

 assets resulting

 from
 distributions to

 shareholders           (22,690,465)      (38,226,573)      (13,314,543)      (26,092,522)      (1,769,854)      (2,880,013)
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
SHARE
TRANSACTIONS--

-----------------
 Proceeds from

 sales of shares     24,015,548,417    32,639,564,017    10,435,147,361    22,444,386,554    1,238,087,244    2,421,854,703
-----------------
 Net asset value

 of shares issued

 to shareholders

 in payment of

 distributions

 declared                 8,864,939        18,193,256         1,094,010         3,328,592          622,576        1,525,141
-----------------
 Cost of shares

 redeemed           (23,901,282,418)  (32,394,752,101)  (10,424,922,006)  (22,369,436,198)  (1,176,425,270)  (2,386,434,196)
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 Change in net

 assets from

 share

 transactions           123,130,938       263,005,172        11,319,365        78,278,948       62,284,550       36,945,648
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
  Change in net

  assets                123,130,938       263,005,172        11,319,365        78,278,948       62,284,550       36,945,648
-----------------
NET ASSETS:

-----------------
 Beginning of

 period                 949,263,865       686,258,693       519,701,090       441,422,142      110,290,554       73,344,906
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------
 End of period     $  1,072,394,803  $    949,263,865  $    531,020,455  $    519,701,090  $   172,575,104  $   110,290,554
-----------------  ----------------  ----------------  ----------------  ----------------  ---------------  ---------------

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


            NET ASSET VALUE,    NET       DISTRIBUTIONS TO    NET ASSET
YEAR ENDED     BEGINNING     INVESTMENT SHAREHOLDERS FROM NET VALUE, END   TOTAL
APRIL 30,      OF PERIOD       INCOME     INVESTMENT INCOME   OF PERIOD  RETURN(B)

----------------------------------------------------------------------------------
MONEY MARKET FUND A SHARES
1995             $1.00          0.05            (0.05)          $1.00      4.77%
1996             $1.00          0.05            (0.05)          $1.00      5.33%
1997             $1.00          0.05            (0.05)          $1.00      4.93%
1998             $1.00          0.05            (0.05)          $1.00      5.11%
1999             $1.00          0.05            (0.05)          $1.00      4.76%
1999(d)          $1.00          0.02            (0.02)          $1.00      2.28%
MONEY MARKET FUND S SHARES

1999(a)          $1.00          0.04            (0.04)          $1.00      3.98%
1999(d)          $1.00          0.02            (0.02)          $1.00      2.15%
TREASURY MONEY MARKET FUND A SHARES

1995             $1.00          0.04            (0.04)          $1.00      4.57%
1996             $1.00          0.05            (0.05)          $1.00      5.25%
1997             $1.00          0.05            (0.05)          $1.00      4.82%
1998             $1.00          0.05            (0.05)          $1.00      4.98%
1999             $1.00          0.04            (0.04)          $1.00      4.54%
1999(d)          $1.00          0.02            (0.02)          $1.00      2.20%
TREASURY MONEY MARKET FUND S SHARES

1999(a)          $1.00          0.04            (0.04)          $1.00      3.77%
1999(d)          $1.00          0.02            (0.02)          $1.00      2.07%
NEW YORK TAX-FREE MONEY MARKET FUND

1995             $1.00          0.03            (0.03)          $1.00      2.84%
1996             $1.00          0.03            (0.03)          $1.00      3.20%
1997             $1.00          0.03            (0.03)          $1.00      2.96%
1998             $1.00          0.03            (0.03)          $1.00      3.14%
1999             $1.00          0.03            (0.03)          $1.00      2.75%
1999(d)          $1.00          0.01            (0.01)          $1.00      1.37%
----------------------------------------------------------------------------------

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) For the six-months ended October 31, 1999 (unaudited). (e) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------


               RATIOS TO AVERAGE NET ASSETS

-------------------------------------------------------------
                 NET                          NET INVESTMENT     NET ASSETS,
              INVESTMENT       EXPENSES           INCOME        END OF PERIOD

 EXPENSES(E)  INCOME(E)     (AFTER WAIVERS)   (AFTER WAIVERS)   (000 OMITTED)

-----------------------------------------------------------------------------
    0.70%       4.61%            0.51%             4.80%         $  431,316
    0.69%       5.08%            0.58%             5.19%         $  489,229
    0.71%       4.67%            0.61%             4.77%         $  599,817
    0.69%       4.95%            0.64%             5.00%         $  686,259
    0.68%       4.59%            0.63%             4.64%         $  932,896
    0.68%(c)    4.46%(c)         0.63%(c)          4.51%(c)      $1,037,829
    0.93%(c)    4.37%(c)         0.88%(c)          4.42%(c)      $   16,368
    0.93%(c)    4.28%(c)         0.88%(c)          4.33%(c)      $   34,565
    0.70%       4.34%            0.51%             4.53%         $  210,526
    0.66%       5.01%            0.57%             5.10%         $  372,884
    0.68%       4.65%            0.58%             4.75%         $  373,485
    0.67%       4.88%            0.59%             4.96%         $  441,422
    0.67%       4.41%            0.59%             4.49%         $  498,548
    0.66%(c)    4.32%(c)         0.58%(c)          4.40%(c)      $  505,620
    0.92%(c)    4.09%(c)         0.84%(c)          4.17%(c)      $   21,153
    0.91%(c)    4.02%(c)         0.83%(c)          4.10%(c)      $   25,400
    0.92%       2.24%            0.40%             2.76%         $   41,238
    0.86%       2.76%            0.48%             3.14%         $   65,763
    0.85%       2.60%            0.50%             2.95%         $   56,618
    0.78%       2.81%            0.50%             3.09%         $   73,345
    0.72%       2.55%            0.58%             2.69%         $  110,291
    0.69%(c)    2.71%(c)         0.60%(c)          2.80%(c)      $  172,575
-----------------------------------------------------------------------------

VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

-------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the In-vestment Company Act of 1940, as amended (the "Act"), as an open-end manage-ment investment company. The Corporation consists of seven portfolios (indi-vidually referred to as the "Fund", or collectively as the "Funds"). The following Funds are presented herein:


              PORTFOLIO NAME                                     INVESTMENT OBJECTIVE

-------------------------------------------------------------------------------------

  Vision Money Market Fund ("Money       Seeks current income with liquidity and
  Market")(d)                            stability of principal by investing in high

                                         quality money market instruments.

-------------------------------------------------------------------------------------
  Vision Treasury Money Market Fund      Seeks current income with liquidity and
  ("Treasury Money Market")(d)           stability of principal by investing in

                                         direct obligations of the U.S. Treasury,

                                         such as Treasury bills and notes, and
                                         repurchase agreements secured by these

                                         obligations.

-------------------------------------------------------------------------------------
  Vision New York Tax-Free Money Market Seeks as high a level of current interest Fund ("New York Tax-Free Money income that is exempt from federal regular Market")(n) income tax as is consistent with liquidity and relative stability of principal.


(d) Diversified
(n) Non-diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase

VISION MONEY MARKET FUNDS

-------------------------------------------------------------------------------
  agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

VISION MONEY MARKET FUNDS

-------------------------------------------------------------------------------
(3) CAPITAL STOCK

At October 31, 1999, there were 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Money Market; 4,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market; and 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to New York Tax-Free Money Market. Capital paid-in for Money Market aggregated $1,072,394,803, par value was $1,072,395; Treasury Money Market aggregated $531,020,455, par value was $531,020; New York Tax-Free Money Market aggregated $172,575,104, par value was $172,575. Transactions in capital stock were as follows:


                                                   MONEY MARKET

                                          --------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED

                                            OCTOBER 31,       APRIL 30,

CLASS A SHARES                                 1999             1999
----------------------------------------- ---------------  ---------------
Shares sold                                20,922,168,590   29,012,257,251

-----------------------------------------
Shares issued to shareholders in payment

of distributions declared                       8,864,935       18,193,247
-----------------------------------------
Shares redeemed                           (20,826,100,034) (28,783,813,244)
----------------------------------------- ---------------  ---------------
 Net change resulting from Class A Shares

 transactions                                 104,933,491      246,637,254
----------------------------------------- ---------------  ---------------

                                                   MONEY MARKET

                                          --------------------------------
                                            SIX MONTHS
                                               ENDED        PERIOD ENDED

                                            OCTOBER 31,       APRIL 30,

CLASS S SHARES                                 1999            1999(A)
----------------------------------------- ---------------  ---------------
Shares sold                                 3,093,379,827    3,627,306,766

-----------------------------------------
Shares issued to shareholders in payment

of distributions declared                               4                9
-----------------------------------------
Shares redeemed                            (3,075,182,384)  (3,610,938,857)
----------------------------------------- ---------------  ---------------
 Net change resulting from Class S Shares

 transactions                                  18,197,447       16,367,918
----------------------------------------- ---------------  ---------------
  Net change resulting from share

  transactions                                123,130,938      263,005,172
----------------------------------------- ---------------  ---------------

(a) Reflects opoerations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

VISION MONEY MARKET FUNDS

-------------------------------------------------------------------------------

                                                 TREASURY MONEY MARKET

                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR ENDED

                                              OCTOBER 31,       APRIL 30,

CLASS A SHARES                                    1999            1999
-------------------------------------------  --------------  ---------------
Shares sold                                   7,444,884,426   16,764,115,227

-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                            1,094,006        3,328,583
-------------------------------------------
Shares redeemed                              (7,438,905,997) (16,710,318,302)
-------------------------------------------  --------------  ---------------
 Net change resulting from Class A Shares

 transactions                                     7,072,435       57,125,508
-------------------------------------------  --------------  ---------------

                                                 TREASURY MONEY MARKET

                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED        PERIOD ENDED

                                              OCTOBER 31,       APRIL 30,

CLASS S SHARES                                    1999           1999(A)
-------------------------------------------  --------------  ---------------
Shares sold                                   2,990,262,935    5,680,271,327

-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                    4                9
-------------------------------------------
Shares redeemed                              (2,986,016,009)  (5,659,117,896)
-------------------------------------------  --------------  ---------------
 Net change resulting from Class S Shares

 transactions                                     4,246,930       21,153,440
-------------------------------------------  --------------  ---------------
  Net change resulting from share

  transactions                                   11,319,365       78,278,948
-------------------------------------------  --------------  ---------------

                                                   NEW YORK TAX-FREE
                                                      MONEY MARKET

                                             -------------------------------
                                               SIX MONTHS
                                                 ENDED         YEAR ENDED

                                              OCTOBER 31,       APRIL 30,
                                                  1999            1999

-------------------------------------------  --------------  ---------------
Shares sold                                   1,238,087,244    2,421,854,703

-------------------------------------------
Shares issued to shareholders in payment of

distributions declared                              622,576        1,525,141
-------------------------------------------
Shares redeemed                              (1,176,425,270)  (2,386,434,196)
-------------------------------------------  --------------  ---------------
 Net change resulting from share

 transactions                                    62,284,550       36,945,648
-------------------------------------------  --------------  ---------------

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

VISION MONEY MARKET FUNDS

-------------------------------------------------------------------------------
(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--Federated Investment Management Company (the "Sub-Adviser") is the sub-adviser to New York Tax-Free Money Market, and receives for its services an allocable portion of the advisory fee the Adviser receives from New York Tax-Free Money Market. The Sub-Adviser is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets; and 0.15% on average daily net assets over $200 million.

ADMINISTRATIVE, TRANSFER AND DIVIDEND DISBURSING AGENT AND FUND ACCOUNTING FEES--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Corporation for the period. FServ may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Corporation has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Act, the Class S Shares of the Money Market Fund and Treasury Money Market Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Class S Shares of the Funds, to finance activities intended to result in the sale of Class S Shares of the Funds. The Plan provides that Class S Shares of the Funds may incur distribution expenses up to 0.25% of the average daily net assets of Class S Shares of the Funds, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Trader Trust Company, the Funds will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Funds annually for the period. The fee paid to Manufacturers and Traders Trust Company is used to finance certain services for shareholders and to maintain shareholder accounts. The Funds did not pay or accrue shareholder services fees during the six months ended October 31, 1999.

GENERAL--Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-ex-empt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 68.8% of the securities in the portfolio of investments are

VISION MONEY MARKET FUNDS

-------------------------------------------------------------------------------
backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 4.1% of total investments.

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser, Sub-Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

DIRECTORS                             OFFICERS

--------------------------------------------------------------------------------

Randall I. Benderson                  Edward C. Gonzales

                                       President and Treasurer

Joseph J. Castiglia                   Beth S. Broderick

                                       Vice President and Assistant Treasurer

Daniel R. Gernatt, Jr.                Victor R. Siclari

                                       Secretary

George K. Hambleton, Jr.              C. Todd Gibson
                                       Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------






Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F307 Cusip 92830F877 Cusip 92830F109 Cusip 92830F885 Cusip 92830F208
1112503 (12/99)

[RECYCLED LOGO APPEARS HERE]

                          [VISION LOGO APPEARS HERE]

                               SEMI-ANNUAL REPORT

                                TO SHAREHOLDERS

                                OCTOBER 31, 1999

                                     VISION

                               Money Market Fund
                                 Class A Shares
                                 Class S Shares

                          ---------------------------

                                     VISION

                                    Treasury
                               Money Market Fund

                                 Class A Shares
                                 Class S Shares

                          ---------------------------

                                     VISION

                               New York Tax-Free
                               Money Market Fund

                                 Class A Shares

  Manufacturers and Traders Trust Company
  Investment Adviser to the Funds
  One M&T Plaza

  Buffalo, NY 14240-4556